UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: IRCYX

September 30, 2024

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Fund Information

International Small Cap Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IRCYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$121	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Small Cap Index (net) (the "benchmark") and the Lipper International/Mid-Cap Core Funds Average. Stock selection and currency exposures contributed to performance, relative to the benchmark, while sector selection, as well as country allocation detracted from overall returns. Security selection within communication services, technology, and industrials contributed significantly due to strong earnings growth, while selection within consumer staples was the main detractor during the period.

Performance Highlights

Top contributors to performance:

  Communication services, technology and industrials contributed to performance over the 12-month period.

Top detractors from performance:

  Country allocation and security selection within consumer staples detracted from performance.

Advisor Class: IRCYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,062	$12,865	$13,103
09/18	$13,262	$13,091	$13,347
09/19	$12,241	$12,931	$12,595
09/20	$12,474	$13,319	$13,473
09/21	$16,243	$16,504	$17,927
09/22	$11,238	$12,351	$12,740
09/23	$13,547	$14,869	$15,162
09/24	$16,989	$18,638	$18,687

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	25.41%	6.77%	6.22%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%
MSCI ACWI ex USA Small Cap Index (net)	23.25%	8.21%	7.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IRCYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,150,383,961
# of Portfolio Holdings	279
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$10,709,170

Advisor Class: IRCYX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Industrials	22.0%
Consumer Discretionary	13.7%
Financials	11.9%
Information Technology	11.1%
Materials	9.4%
Communication Services	7.5%
Health Care	5.9%
Energy	5.8%
Real Estate	4.3%
Consumer Staples	3.5%
Utilities	2.2%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	25.0%
United Kingdom	8.7%
India	7.0%
Canada	6.7%
Taiwan	6.5%
South Korea	4.5%
Germany	4.3%
France	4.1%
Australia	3.3%
Sweden	2.8%
China	2.6%
Denmark	1.7%
Spain	1.7%
Others	18.4%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IRCYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: IRCYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/IRCYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

ISCEC-ADV-0153-0924

Advisor Class: IRCYX

4

Class Z: IRCZX

September 30, 2024

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Fund Information

International Small Cap Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IRCZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$122	1.08%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Small Cap Index (net) (the "benchmark") and the Lipper International/Mid-Cap Core Funds Average. Stock selection and currency exposures contributed to performance, relative to the benchmark, while sector selection, as well as country allocation detracted from overall returns. Security selection within communication services, technology, and industrials contributed significantly due to strong earnings growth, while selection within consumer staples was the main detractor during the period.

Performance Highlights

Top contributors to performance:

  Communication services, technology and industrials contributed to performance over the 12-month period.

Top detractors from performance:

  Country allocation and security selection within consumer staples detracted from performance.

Class Z: IRCZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,063	$12,865	$13,103
09/18	$13,264	$13,091	$13,347
09/19	$12,243	$12,931	$12,595
09/20	$12,477	$13,319	$13,473
09/21	$16,248	$16,504	$17,927
09/22	$11,242	$12,351	$12,740
09/23	$13,538	$14,869	$15,162
09/24	$16,979	$18,638	$18,687

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Class Z	25.42%	6.76%	6.22%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%
MSCI ACWI ex USA Small Cap Index (net)	23.25%	8.21%	7.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IRCZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,150,383,961
# of Portfolio Holdings	279
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$10,709,170

Class Z: IRCZX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Industrials	22.0%
Consumer Discretionary	13.7%
Financials	11.9%
Information Technology	11.1%
Materials	9.4%
Communication Services	7.5%
Health Care	5.9%
Energy	5.8%
Real Estate	4.3%
Consumer Staples	3.5%
Utilities	2.2%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	25.0%
United Kingdom	8.7%
India	7.0%
Canada	6.7%
Taiwan	6.5%
South Korea	4.5%
Germany	4.3%
France	4.1%
Australia	3.3%
Sweden	2.8%
China	2.6%
Denmark	1.7%
Spain	1.7%
Others	18.4%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IRCZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: IRCZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/IRCZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

ISCEC-Z-0153-0924

Class Z: IRCZX

4

SCB Class: IRCSX

September 30, 2024

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Fund Information

International Small Cap Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/IRCSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$149	1.32%

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Portfolio outperformed the Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Small Cap Index (net) (the "benchmark") and the Lipper International/Mid-Cap Core Funds Average. Stock selection and currency exposures contributed to performance, relative to the benchmark, while sector selection, as well as country allocation detracted from overall returns. Security selection within communication services, technology, and industrials contributed significantly due to strong earnings growth, while selection within consumer staples was the main detractor during the period.

Performance Highlights

Top contributors to performance:

  Communication services, technology and industrials contributed to performance over the 12-month period.

Top detractors from performance:

  Country allocation and security selection within consumer staples detracted from performance.

SCB Class: IRCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,920	$10,756	$10,993
09/17	$13,026	$12,865	$13,103
09/18	$13,194	$13,091	$13,347
09/19	$12,135	$12,931	$12,595
09/20	$12,349	$13,319	$13,473
09/21	$16,027	$16,504	$17,927
09/22	$11,057	$12,351	$12,740
09/23	$13,289	$14,869	$15,162
09/24	$16,632	$18,638	$18,687

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
SCB Class	25.15%	6.51%	5.97%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%
MSCI ACWI ex USA Small Cap Index (net)	23.25%	8.21%	7.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/IRCSX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,150,383,961
# of Portfolio Holdings	279
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$10,709,170

SCB Class: IRCSX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Industrials	22.0%
Consumer Discretionary	13.7%
Financials	11.9%
Information Technology	11.1%
Materials	9.4%
Communication Services	7.5%
Health Care	5.9%
Energy	5.8%
Real Estate	4.3%
Consumer Staples	3.5%
Utilities	2.2%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Country Breakdown

Value	Value
Japan	25.0%
United Kingdom	8.7%
India	7.0%
Canada	6.7%
Taiwan	6.5%
South Korea	4.5%
Germany	4.3%
France	4.1%
Australia	3.3%
Sweden	2.8%
China	2.6%
Denmark	1.7%
Spain	1.7%
Others	18.4%
Short-Term Investments	2.2%
Other assets less liabilities	0.5%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/IRCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

SCB Class: IRCSX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/IRCSX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

ISCEC-SCB-0153-0924

SCB Class: IRCSX

4

Advisor Class: STEYX

September 30, 2024

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Fund Information

International Strategic Equities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/STEYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$76	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Portfolio outperformed Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Index (net) (the "benchmark"). Sector selection was positive, relative to the benchmark, mainly from an overweight to the technology sector, which was boosted by AI-related sentiment, and an underweight to the materials sector, which was impacted by concerns about weaker demand especially from China. Country selection was positive, as overweights to the Netherlands and Taiwan, and an underweight to China, all contributed. Stock selection was also positive during the period.

Performance Highlights

Top contributors to performance:

  Significant individual stock contributors during the period included Japanese semiconductor equipment company Screen Holdings, boosted by global investment into chip foundry capacity, Irish building materials company CRH, benefiting from US infrastructure-related demand and Italian cable manufacturer Prysmian, exposed to the growth in renewable energy.

Top detractors from performance:

  Stock detractors during the period included Spanish refiner Repsol, impacted by a weaker oil price, Canadian copper producer First Quantum Minerals, which saw the forced closure of major mine in Panama following government intervention, and French luxury conglomerate Kering, affected by weaker global demand for luxury goods.

Advisor Class: STEYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,942	$12,865
09/18	$13,095	$13,091
09/19	$12,570	$12,931
09/20	$12,825	$13,319
09/21	$15,393	$16,504
09/22	$11,396	$12,351
09/23	$13,584	$14,869
09/24	$17,380	$18,638

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Advisor Class	27.95%	6.70%	6.50%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STEYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$8,260,302,557
# of Portfolio Holdings	84
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$49,085,937

Advisor Class: STEYX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	23.1%
Industrials	18.1%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	10.4%
Communication Services	5.2%
Consumer Staples	4.9%
Energy	4.8%
Materials	3.2%
Utilities	1.7%
Real Estate	1.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Country Breakdown

Value	Value
Japan	14.5%
United Kingdom	8.3%
United States	8.1%
China	7.9%
Taiwan	6.8%
Italy	5.7%
Spain	5.3%
Netherlands	4.8%
Denmark	4.4%
South Korea	4.2%
Canada	4.1%
Germany	3.8%
Singapore	2.9%
India	2.2%
Others	15.3%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/STEYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: STEYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/STEYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

ISCEC-ADV-0153-0924

Advisor Class: STEYX

4

Class Z: STEZX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

International Strategic Equities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/STEZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Portfolio outperformed Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Index (net) (the "benchmark"). Sector selection was positive, relative to the benchmark, mainly from an overweight to the technology sector, which was boosted by AI-related sentiment, and an underweight to the materials sector, which was impacted by concerns about weaker demand especially from China. Country selection was positive, as overweights to the Netherlands and Taiwan, and an underweight to China, all contributed. Stock selection was also positive during the period.

Performance Highlights

Top contributors to performance:

  Significant individual stock contributors during the period included Japanese semiconductor equipment company Screen Holdings, boosted by global investment into chip foundry capacity, Irish building materials company CRH, benefiting from US infrastructure-related demand and Italian cable manufacturer Prysmian, exposed to the growth in renewable energy.

Top detractors from performance:

  Stock detractors during the period included Spanish refiner Repsol, impacted by a weaker oil price, Canadian copper producer First Quantum Minerals, which saw the forced closure of major mine in Panama following government intervention, and French luxury conglomerate Kering, affected by weaker global demand for luxury goods.

Class Z: STEZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,585	$10,756
09/17	$12,951	$12,865
09/18	$13,104	$13,091
09/19	$12,577	$12,931
09/20	$12,831	$13,319
09/21	$15,407	$16,504
09/22	$11,400	$12,351
09/23	$13,594	$14,869
09/24	$17,384	$18,638

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
Class Z	27.88%	6.69%	6.50%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STEZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$8,260,302,557
# of Portfolio Holdings	84
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$49,085,937

Class Z: STEZX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	23.1%
Industrials	18.1%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	10.4%
Communication Services	5.2%
Consumer Staples	4.9%
Energy	4.8%
Materials	3.2%
Utilities	1.7%
Real Estate	1.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Country Breakdown

Value	Value
Japan	14.5%
United Kingdom	8.3%
United States	8.1%
China	7.9%
Taiwan	6.8%
Italy	5.7%
Spain	5.3%
Netherlands	4.8%
Denmark	4.4%
South Korea	4.2%
Canada	4.1%
Germany	3.8%
Singapore	2.9%
India	2.2%
Others	15.3%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/STEZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: STEZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/STEZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

ISCEC-Z-0153-0924

Class Z: STEZX

4

SCB Class: STESX

September 30, 2024

SCAN ME

Please scan QR code for

Fund Information

International Strategic Equities Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/STESX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$105	0.92%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Portfolio outperformed Morgan Stanley Capital International ("MSCI") All Country World Index ("ACWI") ex USA Index (net) (the "benchmark"). Sector selection was positive, relative to the benchmark, mainly from an overweight to the technology sector, which was boosted by AI-related sentiment, and an underweight to the materials sector, which was impacted by concerns about weaker demand especially from China. Country selection was positive, as overweights to the Netherlands and Taiwan, and an underweight to China, all contributed. Stock selection was also positive during the period.

Performance Highlights

Top contributors to performance:

  Significant individual stock contributors during the period included Japanese semiconductor equipment company Screen Holdings, boosted by global investment into chip foundry capacity, Irish building materials company CRH, benefiting from US infrastructure-related demand and Italian cable manufacturer Prysmian, exposed to the growth in renewable energy.

Top detractors from performance:

  Stock detractors during the period included Spanish refiner Repsol, impacted by a weaker oil price, Canadian copper producer First Quantum Minerals, which saw the forced closure of major mine in Panama following government intervention, and French luxury conglomerate Kering, affected by weaker global demand for luxury goods.

SCB Class: STESX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,902	$12,865
09/18	$13,013	$13,091
09/19	$12,463	$12,931
09/20	$12,688	$13,319
09/21	$15,196	$16,504
09/22	$11,226	$12,351
09/23	$13,338	$14,869
09/24	$17,033	$18,638

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/21/15
SCB Class	27.71%	6.45%	6.25%
MSCI ACWI ex USA Index (net)	25.35%	7.59%	7.35%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/STESX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$8,260,302,557
# of Portfolio Holdings	84
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$49,085,937

SCB Class: STESX

2

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	23.1%
Industrials	18.1%
Information Technology	14.0%
Consumer Discretionary	11.5%
Health Care	10.4%
Communication Services	5.2%
Consumer Staples	4.9%
Energy	4.8%
Materials	3.2%
Utilities	1.7%
Real Estate	1.4%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Country Breakdown

Value	Value
Japan	14.5%
United Kingdom	8.3%
United States	8.1%
China	7.9%
Taiwan	6.8%
Italy	5.7%
Spain	5.3%
Netherlands	4.8%
Denmark	4.4%
South Korea	4.2%
Canada	4.1%
Germany	3.8%
Singapore	2.9%
India	2.2%
Others	15.3%
Short-Term Investments	1.3%
Other assets less liabilities	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/STESX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

SCB Class: STESX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/STESX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

ISCEC-SCB-0153-0924

SCB Class: STESX

4

Advisor Class: SCRYX

September 30, 2024

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Fund Information

Small Cap Core Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCRYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, Advisor Class and Class Z shares of the Portfolio outperformed, while SCB Class shares underperformed the Russell 2000 Index (the "benchmark"). From a quantitative perspective, momentum and value factor exposures contributed to performance, relative to the benchmark. Conversely, the Portfolio’s exposure to companies with high profitability detracted from performance as low profitability companies outperformed during the period. Additionally, the Portfolio’s exposure to holdings with strong investor sentiment negatively impacted performance as companies with weaker historical investor sentiment outperformed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, from an industry perspective, an underweight exposure to oil and gas drilling and an overweight to homebuilders contributed. Additionally stock selection within the industrials and financials sectors was positive.

Top detractors from performance:

  During the 12-month period, from an industry perspective, an overweight to oil, gas, and consumable fuels and an overweight to electric utilities detracted. Additionally, stock selection within the consumer staples and information technology sectors was negative.

Advisor Class: SCRYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Russell 2000 Index	S&P 500 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,911	$10,606
09/17	$12,287	$13,174	$12,580
09/18	$13,840	$15,181	$14,833
09/19	$12,470	$13,832	$15,464
09/20	$12,075	$13,885	$17,807
09/21	$17,826	$20,506	$23,149
09/22	$14,079	$15,687	$19,568
09/23	$16,094	$17,088	$23,798
09/24	$20,433	$21,661	$32,449

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/29/15
Advisor Class	26.96%	10.38%	8.50%
Russell 2000 Index	26.76%	9.39%	9.22%
S&P 500 Index	36.35%	15.98%	14.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SCRYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$742,166,244
# of Portfolio Holdings	229
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,416,981

Advisor Class: SCRYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vaxcyte, Inc.	$6,872,198	0.9%
Insmed, Inc.	$6,053,963	0.8%
Jackson Financial, Inc. - Class A	$5,885,612	0.8%
Fabrinet	$5,733,670	0.8%
Boot Barn Holdings, Inc.	$5,731,013	0.8%
Taylor Morrison Home Corp.	$5,626,491	0.8%
Powell Industries, Inc.	$5,607,245	0.8%
SPX Technologies, Inc.	$5,516,359	0.7%
ACI Worldwide, Inc.	$5,431,030	0.7%
SPS Commerce, Inc.	$5,378,509	0.7%
Total	$57,836,090	7.8%

Sector Allocation

Value	Value
Health Care	17.4%
Financials	17.3%
Industrials	17.0%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.4%
Energy	5.8%
Materials	3.8%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCRYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: SCRYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SCRYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: SCRYX

4

ISCEC-ADV-0153-0924

Class Z: SCRZX

September 30, 2024

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Fund Information

Small Cap Core Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCRZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$100	0.88%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, Advisor Class and Class Z shares of the Portfolio outperformed, while SCB Class shares underperformed the Russell 2000 Index (the "benchmark"). From a quantitative perspective, momentum and value factor exposures contributed to performance, relative to the benchmark. Conversely, the Portfolio’s exposure to companies with high profitability detracted from performance as low profitability companies outperformed during the period. Additionally, the Portfolio’s exposure to holdings with strong investor sentiment negatively impacted performance as companies with weaker historical investor sentiment outperformed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, from an industry perspective, an underweight exposure to oil and gas drilling and an overweight to homebuilders contributed. Additionally stock selection within the industrials and financials sectors was positive.

Top detractors from performance:

  During the 12-month period, from an industry perspective, an overweight to oil, gas, and consumable fuels and an overweight to electric utilities detracted. Additionally, stock selection within the consumer staples and information technology sectors was negative.

Class Z: SCRZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Russell 2000 Index	S&P 500 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,911	$10,606
09/17	$12,280	$13,174	$12,580
09/18	$13,838	$15,181	$14,833
09/19	$12,481	$13,832	$15,464
09/20	$12,077	$13,885	$17,807
09/21	$17,839	$20,506	$23,149
09/22	$14,101	$15,687	$19,568
09/23	$16,110	$17,088	$23,798
09/24	$20,459	$21,661	$32,449

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/29/15
Class Z	26.99%	10.39%	8.52%
Russell 2000 Index	26.76%	9.39%	9.22%
S&P 500 Index	36.35%	15.98%	14.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SCRZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$742,166,244
# of Portfolio Holdings	229
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,416,981

Class Z: SCRZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vaxcyte, Inc.	$6,872,198	0.9%
Insmed, Inc.	$6,053,963	0.8%
Jackson Financial, Inc. - Class A	$5,885,612	0.8%
Fabrinet	$5,733,670	0.8%
Boot Barn Holdings, Inc.	$5,731,013	0.8%
Taylor Morrison Home Corp.	$5,626,491	0.8%
Powell Industries, Inc.	$5,607,245	0.8%
SPX Technologies, Inc.	$5,516,359	0.7%
ACI Worldwide, Inc.	$5,431,030	0.7%
SPS Commerce, Inc.	$5,378,509	0.7%
Total	$57,836,090	7.8%

Sector Allocation

Value	Value
Health Care	17.4%
Financials	17.3%
Industrials	17.0%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.4%
Energy	5.8%
Materials	3.8%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCRZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: SCRZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SCRZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: SCRZX

4

ISCEC-Z-0153-0924

SCB Class: SCRSX

September 30, 2024

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Fund Information

Small Cap Core Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCRSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$129	1.14%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended September 30, 2024, Advisor Class and Class Z shares of the Portfolio outperformed, while SCB Class shares underperformed the Russell 2000 Index (the "benchmark"). From a quantitative perspective, momentum and value factor exposures contributed to performance, relative to the benchmark. Conversely, the Portfolio’s exposure to companies with high profitability detracted from performance as low profitability companies outperformed during the period. Additionally, the Portfolio’s exposure to holdings with strong investor sentiment negatively impacted performance as companies with weaker historical investor sentiment outperformed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, from an industry perspective, an underweight exposure to oil and gas drilling and an overweight to homebuilders contributed. Additionally stock selection within the industrials and financials sectors was positive.

Top detractors from performance:

  During the 12-month period, from an industry perspective, an overweight to oil, gas, and consumable fuels and an overweight to electric utilities detracted. Additionally, stock selection within the consumer staples and information technology sectors was negative.

SCB Class: SCRSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter.  The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	SCB Class	Russell 2000 Index	S&P 500 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,545	$10,911	$10,606
09/17	$12,230	$13,174	$12,580
09/18	$13,751	$15,181	$14,833
09/19	$12,356	$13,832	$15,464
09/20	$11,933	$13,885	$17,807
09/21	$17,579	$20,506	$23,149
09/22	$13,856	$15,687	$19,568
09/23	$15,792	$17,088	$23,798
09/24	$20,004	$21,661	$32,449

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/29/15
SCB Class	26.67%	10.12%	8.24%
Russell 2000 Index	26.76%	9.39%	9.22%
S&P 500 Index	36.35%	15.98%	14.38%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SCRSX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$742,166,244
# of Portfolio Holdings	229
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,416,981

SCB Class: SCRSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vaxcyte, Inc.	$6,872,198	0.9%
Insmed, Inc.	$6,053,963	0.8%
Jackson Financial, Inc. - Class A	$5,885,612	0.8%
Fabrinet	$5,733,670	0.8%
Boot Barn Holdings, Inc.	$5,731,013	0.8%
Taylor Morrison Home Corp.	$5,626,491	0.8%
Powell Industries, Inc.	$5,607,245	0.8%
SPX Technologies, Inc.	$5,516,359	0.7%
ACI Worldwide, Inc.	$5,431,030	0.7%
SPS Commerce, Inc.	$5,378,509	0.7%
Total	$57,836,090	7.8%

Sector Allocation

Value	Value
Health Care	17.4%
Financials	17.3%
Industrials	17.0%
Information Technology	12.6%
Consumer Discretionary	10.5%
Real Estate	6.4%
Energy	5.8%
Materials	3.8%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.6%
Short-Term Investments	0.7%
Other assets less liabilities	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCRSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

SCB Class: SCRSX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/SCRSX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

SCB Class: SCRSX

4

ISCEC-SCB-0153-0924

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Donald K. Peterson, Debra Perry, R. Jay Gerken and Jeffrey R. Holland qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees*
Bernstein Fund Inc. Small Cap Core Portfolio	2023	$22,785	$1,933	$24,794

	2024	$22,785	$1,176	$26,792

Bernstein Fund Inc. International Small Cap Portfolio	2023	$26,250	$1,933	$111,843

	2024	$26,250	$1,176	$60,056

Bernstein Fund Inc. International Strategic Equities Portfolio	2023	$26,250	$1,933	$127,459

	2024	$26,250	$1,176	$130,492

*	Paid to Ernst & Young LLP.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
Bernstein Fund Inc. Small Cap Core Portfolio	2023	$5,896,623	$26,727
			$(1,933)
			$(24,794)

	2024	$4,438,852	$27,968
			$(1,176)
			$(26,792)

Bernstein Fund Inc. International Small Cap Portfolio	2023	$5,983,672	$113,776
			$(1,933)
			$(111,843)

	2024	$4,472,116	$61,232
			$(1,176)
			$(60,056)

Bernstein Fund Inc. International Strategic Equities Portfolio	2023	$5,999,288	$129,392
			$(1,933)
			$(127,459)

	2024	$4,542,552	$131,668
			$(1,176)
			$(130,492)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BERNSTEIN FUND, INC.

Small Cap Core Portfolio

International Small Cap Portfolio

International Strategic Equities Portfolio

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SEPTEMBER 30, 2024

Before investing in any portfolio of the Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

This shareholder report must be preceded or accompanied by the Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

September 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%

Health Care–17.4%
Biotechnology–8.8%
Apogee Therapeutics, Inc.(a)	60,450	$3,550,833
Ascendis Pharma A/S (ADR)(a)	20,537	3,066,379
Blueprint Medicines Corp.(a)	44,975	4,160,187
Bridgebio Pharma, Inc.(a)	128,680	3,276,193
CG oncology, Inc.(a)	74,670	2,817,299
Cullinan Therapeutics, Inc.(a)	140,480	2,351,635
Cytokinetics, Inc.(a)	80,160	4,232,448
Denali Therapeutics, Inc.(a)	109,190	3,180,705
Halozyme Therapeutics, Inc.(a)	91,472	5,235,857
Insmed, Inc.(a)	82,931	6,053,963
Intellia Therapeutics, Inc.(a)	112,710	2,316,191
Legend Biotech Corp. (ADR)(a)	55,870	2,722,545
Merus NV(a)	48,320	2,414,067
MoonLake Immunotherapeutics(a)	53,850	2,715,117
Ultragenyx Pharmaceutical, Inc.(a)	71,594	3,977,047
Vaxcyte, Inc.(a)	60,140	6,872,198
Viking Therapeutics, Inc.(a)	58,770	3,720,729
Viridian Therapeutics, Inc.(a)	123,410	2,807,578

		65,470,971

Health Care Equipment & Supplies–1.9%
AtriCure, Inc.(a)	169,000	4,738,760
CONMED Corp.	43,359	3,118,379
Integra LifeSciences Holdings Corp.(a)	63,920	1,161,426
iRhythm Technologies, Inc.(a)	18,360	1,363,047
OraSure Technologies, Inc.(a)	825,088	3,523,126

		13,904,738

Health Care Providers & Services–4.2%
AMN Healthcare Services, Inc.(a)	53,055	2,249,002
Cross Country Healthcare, Inc.(a)	196,920	2,646,605
Hims & Hers Health, Inc.(a)	172,500	3,177,450
Inari Medical, Inc.(a)	87,506	3,608,747
Option Care Health, Inc.(a)	144,390	4,519,407
Owens & Minor, Inc.(a)	218,090	3,421,832
Pediatrix Medical Group, Inc.(a)	198,270	2,297,949
PetIQ, Inc.(a)	153,940	4,736,734
PROCEPT BioRobotics Corp.(a)	59,250	4,747,110

		31,404,836

Health Care Technology–0.5%
Teladoc Health, Inc.(a)	436,669	4,008,621

Life Sciences Tools & Services–0.2%
Quanterix Corp.(a)	84,490	1,094,990

Pharmaceuticals–1.8%
Collegium Pharmaceutical, Inc.(a)	66,120	2,554,877
Corcept Therapeutics, Inc.(a)	68,724	3,180,547
Harmony Biosciences Holdings, Inc.(a)	75,190	3,007,600
Intra-Cellular Therapies, Inc.(a)	45,930	$3,360,698
Rapport Therapeutics, Inc.(a)	63,020	1,290,649

		13,394,371

		129,278,527

Financials–17.3%
Banks–9.7%
1st Source Corp.	56,257	3,368,669
Associated Banc-Corp.	198,190	4,269,013
Bank of Marin Bancorp	88,110	1,770,130
BankUnited, Inc.	116,599	4,248,867
Berkshire Hills Bancorp, Inc.	141,410	3,808,171
Customers Bancorp, Inc.(a)	66,020	3,066,629
First BanCorp./Puerto Rico	210,760	4,461,789
First Bancorp/Southern Pines NC	69,340	2,883,851
First Busey Corp.	134,890	3,509,838
First Hawaiian, Inc.	128,830	2,982,414
Heritage Financial Corp./WA	162,710	3,542,197
International Bancshares Corp.	67,830	4,055,556
Nicolet Bankshares, Inc.	37,809	3,615,675
Northeast Bank	49,111	3,787,931
Pacific Premier Bancorp, Inc.	56,380	1,418,521
Peoples Bancorp, Inc./OH	106,875	3,215,869
Premier Financial Corp.	133,830	3,142,328
Republic Bancorp, Inc./KY–Class A	38,350	2,504,255
Texas Capital Bancshares, Inc.(a)	65,530	4,682,774
TriCo Bancshares	80,633	3,438,997
WSFS Financial Corp.	81,730	4,167,413

		71,940,887

Capital Markets–1.5%
Federated Hermes, Inc.	101,160	3,719,653
Hamilton Lane, Inc.–Class A	19,410	3,268,450
Houlihan Lokey, Inc.	24,516	3,874,018

		10,862,121

Consumer Finance–0.8%
Nelnet, Inc.–Class A	33,433	3,787,291
PROG Holdings, Inc.	51,480	2,496,265

		6,283,556

Financial Services–2.9%
Jackson Financial, Inc.–Class A	64,514	5,885,612
Mr. Cooper Group, Inc.(a)	56,351	5,194,435
NCR Atleos Corp.(a)	139,018	3,966,184
Pagseguro Digital Ltd.–Class A(a)	207,890	1,789,933
Payoneer Global, Inc.(a)	322,632	2,429,419
Shift4 Payments, Inc.–Class A(a)	21,890	1,939,454

		21,205,037

Insurance–1.6%
Assured Guaranty Ltd.	42,630	3,389,938
Genworth Financial, Inc.(a)	659,090	4,514,766
Hanover Insurance Group, Inc. (The)	27,108	4,014,966

		11,919,670

2024 Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Mortgage Real Estate Investment Trusts (REITs)–0.8%
Chimera Investment Corp.	217,276	$3,439,479
MFA Financial, Inc.	176,790	2,248,769

		5,688,248

		127,899,519

Industrials–17.0%
Aerospace & Defense–1.1%
AeroVironment, Inc.(a)	10,810	2,167,405
Curtiss-Wright Corp.	11,860	3,898,264
Leonardo DRS, Inc.(a)	86,510	2,441,312

		8,506,981

Air Freight & Logistics–0.3%
Radiant Logistics, Inc.(a)	294,353	1,892,690

Building Products–1.4%
American Woodmark Corp.(a)	40,150	3,752,018
Gibraltar Industries, Inc.(a)	60,371	4,221,744
UFP Industries, Inc.	21,077	2,765,513

		10,739,275

Commercial Services & Supplies–1.1%
Quad/Graphics, Inc.	199,605	906,207
Steelcase, Inc.–Class A	277,550	3,744,149
Tetra Tech, Inc.	73,260	3,454,942

		8,105,298

Construction & Engineering–3.2%
Comfort Systems USA, Inc.	10,279	4,012,408
Construction Partners, Inc.–Class A(a)	60,652	4,233,510
Fluor Corp.(a)	106,920	5,101,153
Granite Construction, Inc.	19,810	1,570,537
IES Holdings, Inc.(a)	25,370	5,064,359
MasTec, Inc.(a)	30,694	3,778,431

		23,760,398

Electrical Equipment–0.8%
Powell Industries, Inc.	25,259	5,607,245

Ground Transportation–0.4%
ArcBest Corp.	28,523	3,093,319

Machinery–3.3%
Blue Bird Corp.(a)	68,520	3,286,219
Gates Industrial Corp. PLC(a)	205,351	3,603,910
Hillman Solutions Corp.(a)	351,925	3,716,328
Mueller Industries, Inc.	57,000	4,223,700
Shyft Group, Inc. (The)	227,770	2,858,514
SPX Technologies, Inc.(a)	34,594	5,516,359
Wabash National Corp.	78,801	1,512,191

		24,717,221

Marine Transportation–1.2%
Kirby Corp.(a)	31,460	3,851,648
Matson, Inc.	34,670	4,944,635

		8,796,283

Professional Services–2.1%
FTI Consulting, Inc.(a)	15,420	$3,508,975
ICF International, Inc.	21,270	3,547,623
Korn Ferry	62,140	4,675,414
Legalzoomcom, Inc.(a)	249,370	1,583,500
WNS Holdings Ltd.(a)	38,652	2,037,347

		15,352,859

Trading Companies & Distributors–2.1%
BlueLinx Holdings, Inc.(a)	31,540	3,324,947
Boise Cascade Co.	34,322	4,838,716
GMS, Inc.(a)	44,411	4,022,304
MRC Global, Inc.(a)	284,522	3,624,810

		15,810,777

		126,382,346

Information Technology–12.6%
Communications Equipment–0.6%
Calix, Inc.(a)	108,450	4,206,775

Electronic Equipment, Instruments & Components–2.8%
Avnet, Inc.	60,930	3,309,108
Daktronics, Inc.(a)	153,920	1,987,107
Fabrinet(a)	24,250	5,733,670
Novanta, Inc.(a)	16,970	3,036,273
Sanmina Corp.(a)	64,736	4,431,179
TTM Technologies, Inc.(a)	140,950	2,572,338

		21,069,675

IT Services–0.7%
DigitalOcean Holdings, Inc.(a)	58,470	2,361,604
Perficient, Inc.(a)	35,286	2,663,387

		5,024,991

Semiconductors & Semiconductor Equipment–2.4%
Axcelis Technologies, Inc.(a)	19,140	2,006,829
Impinj, Inc.(a)	10,340	2,238,817
MACOM Technology Solutions Holdings, Inc.(a)	32,030	3,563,658
Onto Innovation, Inc.(a)	11,850	2,459,586
Photronics, Inc.(a)	81,690	2,022,644
Semtech Corp.(a)	43,810	2,000,365
SMART Global Holdings, Inc.(a)	154,890	3,244,945

		17,536,844

Software–6.0%
A10 Networks, Inc.	263,980	3,811,871
ACI Worldwide, Inc.(a)	106,700	5,431,030
Altair Engineering, Inc.–Class A(a)	56,110	5,359,066
Braze, Inc.–Class A(a)	102,764	3,323,388
CommVault Systems, Inc.(a)	30,918	4,756,734
Dave, Inc.(a)	20,847	833,046
LiveRamp Holdings, Inc.(a)	36,212	897,333
NCR Voyix Corp.(a)	276,639	3,753,991
Progress Software Corp.	73,701	4,965,236
Qualys, Inc.(a)	32,700	4,200,642
SPS Commerce, Inc.(a)	27,700	5,378,509
Xperi, Inc.(a)	92,698	856,530

2	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Yext, Inc.(a)	130,020	$899,739

		44,467,115

Technology Hardware, Storage & Peripherals–0.1%
Immersion Corp.	124,651	1,111,887

		93,417,287

Consumer Discretionary–10.5%
Automobile Components–0.7%
American Axle & Manufacturing Holdings, Inc.(a)	479,150	2,961,147
Modine Manufacturing Co.(a)	18,120	2,406,155

		5,367,302

Automobiles–0.4%
Winnebago Industries, Inc.	46,866	2,723,383

Broadline Retail–0.4%
Dillard’s, Inc.–Class A	7,690	2,950,576

Diversified Consumer Services–1.0%
Perdoceo Education Corp.	159,962	3,557,555
Stride, Inc.(a)	41,310	3,524,156

		7,081,711

Hotels, Restaurants & Leisure–1.9%
Accel Entertainment, Inc.(a)	308,680	3,586,862
International Game Technology PLC	81,330	1,732,329
PlayAGS, Inc.(a)	133,404	1,519,472
Rush Street Interactive, Inc.(a)	365,578	3,966,521
Travel + Leisure Co.	72,641	3,347,297

		14,152,481

Household Durables–2.5%
Hovnanian Enterprises, Inc.–Class A(a)	14,310	2,924,535
KB Home	61,430	5,263,936
Taylor Morrison Home Corp.(a)	80,081	5,626,491
Tri Pointe Homes, Inc.(a)	103,700	4,698,647

		18,513,609

Specialty Retail–2.9%
Boot Barn Holdings, Inc.(a)	34,260	5,731,013
Genesco, Inc.(a)	62,760	1,705,189
Group 1 Automotive, Inc.	13,700	5,247,648
Lands’ End, Inc.(a)	149,410	2,580,311
Upbound Group, Inc.	106,490	3,406,615
Wayfair, Inc.–Class A(a)	55,580	3,122,484

		21,793,260

Textiles, Apparel & Luxury Goods–0.7%
G-III Apparel Group Ltd.(a)	83,370	2,544,453
Kontoor Brands, Inc.	35,840	2,930,995

		5,475,448

		78,057,770

Real Estate–6.4%
Diversified REITs–0.8%
Broadstone Net Lease, Inc.–Class A	105,660	2,002,257
Empire State Realty Trust, Inc.–Class A	362,640	$4,018,051

		6,020,308

Health Care REITs–1.1%
Diversified Healthcare Trust	820,520	3,437,979
Sabra Health Care REIT, Inc.	264,660	4,925,323

		8,363,302

Hotel & Resort REITs–0.6%
RLJ Lodging Trust	391,439	3,593,410
Summit Hotel Properties, Inc.	115,680	793,565

		4,386,975

Industrial REITs–1.2%
First Industrial Realty Trust, Inc.	41,766	2,338,061
Innovative Industrial Properties, Inc.	25,210	3,393,266
STAG Industrial, Inc.	74,304	2,904,543

		8,635,870

Real Estate Management & Development–0.5%
Forestar Group, Inc.(a)	111,060	3,595,012

Retail REITs–1.9%
Acadia Realty Trust	168,440	3,954,971
Macerich Co. (The)	266,850	4,867,344
NETSTREIT Corp.	97,680	1,614,650
Tanger, Inc.	115,220	3,823,000

		14,259,965

Specialized REITs–0.3%
National Storage Affiliates Trust	46,930	2,262,026

		47,523,458

Energy–5.8%
Energy Equipment & Services–1.1%
Cactus, Inc.–Class A	73,570	4,389,922
ChampionX Corp.	128,890	3,886,033

		8,275,955

Oil, Gas & Consumable Fuels–4.7%
Arch Resources, Inc.	22,980	3,174,917
Ardmore Shipping Corp.	95,400	1,726,740
CONSOL Energy, Inc.	24,440	2,557,646
Gulfport Energy Corp.(a)	16,630	2,516,950
HF Sinclair Corp.	27,022	1,204,371
International Seaways, Inc.	36,470	1,880,393
Magnolia Oil & Gas Corp.–Class A	173,200	4,229,544
Matador Resources Co.	52,730	2,605,917
Northern Oil and Gas, Inc.	95,620	3,385,904
Par Pacific Holdings, Inc.(a)	70,510	1,240,976
PBF Energy, Inc.–Class A	72,420	2,241,399
Peabody Energy Corp.	117,750	3,125,085
Scorpio Tankers, Inc.	35,530	2,533,289
Teekay Tankers Ltd.–Class A	34,555	2,012,829

		34,435,960

		42,711,915

2024 Annual Report	3

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Materials–3.8%
Chemicals–1.8%
AdvanSix, Inc.	126,500	$3,843,070
Ecovyst, Inc.(a)	336,550	2,305,368
Element Solutions, Inc.	113,550	3,084,018
Methanex Corp.	47,260	1,953,728
Rayonier Advanced Materials, Inc.(a)	290,190	2,484,026

		13,670,210

Construction Materials–0.2%
Summit Materials, Inc.–Class A(a)	34,900	1,362,147

Metals & Mining–1.4%
Alpha Metallurgical Resources, Inc.	7,493	1,769,697
Olympic Steel, Inc.	42,130	1,643,070
Warrior Met Coal, Inc.	59,180	3,781,602
Worthington Steel, Inc.	87,790	2,985,738

		10,180,107

Paper & Forest Products–0.4%
Sylvamo Corp.	34,230	2,938,645

		28,151,109

Consumer Staples–2.8%
Consumer Staples Distribution & Retail–0.7%
Andersons, Inc. (The)	68,990	3,459,159
Village Super Market, Inc.–Class A	63,338	2,013,515

		5,472,674

Food Products–1.3%
Cal-Maine Foods, Inc.	46,320	3,466,589
John B Sanfilippo & Son, Inc.	33,295	3,140,051
Nomad Foods Ltd.	163,420	3,114,785

		9,721,425

Household Products–0.3%
WD-40 Co.	8,430	2,173,928

Personal Care Products–0.5%
BellRing Brands, Inc.(a)	57,800	3,509,616

		20,877,643

Utilities–2.7%
Electric Utilities–1.5%
Genie Energy Ltd.–Class B	184,568	2,999,230
IDACORP, Inc.	36,010	3,712,271
Portland General Electric Co.	86,680	4,151,972

		10,863,473

Gas Utilities–1.2%
Chesapeake Utilities Corp.	35,440	4,400,585
Southwest Gas Holdings, Inc.	27,897	2,057,683
UGI Corp.	109,214	2,732,534

		9,190,802

		20,054,275

Communication Services–2.6%
Interactive Media & Services–1.7%
Cargurus, Inc.(a)	98,480	$2,957,354
Vimeo, Inc.(a)	731,009	3,691,595
Yelp, Inc.(a)	121,785	4,272,218
Ziff Davis, Inc.(a)	37,169	1,808,644

		12,729,811

Media–0.9%
Nexstar Media Group, Inc.	19,588	3,238,876
Scholastic Corp.	38,300	1,225,983
Thryv Holdings, Inc.(a)	128,450	2,213,193

		6,678,052

		19,407,863

Total Common Stocks (cost $577,613,660)		733,761,712

SHORT-TERM INVESTMENTS–0.7%
Investment Companies–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(b)(c)(d) (cost $5,312,199)	5,312,199	5,312,199

Total Investments—99.6% (cost $582,925,859)		739,073,911

Other assets less liabilities—0.4%		3,092,333

Net Assets—100.0%		$742,166,244

4	Bernstein Fund, Inc.

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	358	December 2024	$40,260,680	$768,136

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

2024 Annual Report	5

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

September 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS–97.3%

Industrials–22.0%
Aerospace & Defense–2.3%
Bombardier, Inc.–Class B(a)	40,690	$3,096,165
Chemring Group PLC	505,680	2,475,087
Hanwha Aerospace Co., Ltd.	39,417	8,981,595
Saab AB–Class B	559,793	11,929,475

		26,482,322

Air Freight & Logistics–0.4%
Hamakyorex Co., Ltd.	281,200	2,448,554
Senko Group Holdings Co., Ltd.	280,800	2,447,295

		4,895,849

Building Products–0.7%
Fletcher Building Ltd.(a)	1,355,993	2,559,233
Inwido AB	135,001	2,497,964
Lindab International AB	94,250	2,634,925

		7,692,122

Commercial Services & Supplies–1.6%
Coor Service Management Holding AB(b)	315,337	1,399,368
Downer EDI Ltd.	1,929,131	7,281,237
Elis SA	301,269	6,287,218
Mitie Group PLC	1,596,541	2,532,759
Societe BIC SA	12,205	820,616

		18,321,198

Construction & Engineering–2.0%
Balfour Beatty PLC	2,080,044	11,980,183
ITD Cementation India Ltd.	50,750	320,640
Kalpataru Projects International Ltd.	221,717	3,604,978
Norconsult Norge AS	643,400	2,176,584
Renew Holdings PLC	173,540	2,440,791
Ventia Services Group Pty Ltd.	851,239	2,671,867

		23,195,043

Electrical Equipment–1.8%
Hanwha Industrial Solutions Co. Ltd/ New(a)	43,660	1,111,782
Nexans SA	88,738	13,025,334
TKH Group NV	141,206	5,946,768

		20,083,884

Ground Transportation–0.9%
Maruzen Showa Unyu Co., Ltd.	77,100	2,944,404
Nikkon Holdings Co., Ltd.	191,600	2,532,005
Sakai Moving Service Co., Ltd.	123,600	2,170,798
Seino Holdings Co., Ltd.	150,600	2,533,452

		10,180,659

Company	Shares	U.S. $ Value
Industrial Conglomerates–1.1%
Bidvest Group Ltd. (The)	684,392	$11,603,120
Reunert Ltd.	176,246	826,272

		12,429,392

Machinery–7.5%
ATS Corp.(a)	264,273	7,667,620
Ebara Corp.	182,500	2,991,333
ESAB India Ltd.	3,660	271,270
Fuji Corp./Aichi	485,700	7,802,655
HD Hyundai Construction Equipment Co., Ltd.	121,214	4,852,683
Hyundai Rotem Co., Ltd.	268,969	11,006,376
IHI Corp.	179,800	9,429,474
IMI PLC	64,851	1,577,834
Kawasaki Heavy Industries Ltd.	307,500	12,604,160
KION Group AG	187,574	7,406,324
Makino Milling Machine Co., Ltd.	194,300	8,002,221
Morgan Advanced Materials PLC	537,950	1,988,622
Shibaura Machine Co., Ltd.	86,400	2,399,907
Tocalo Co., Ltd.	211,900	2,844,138
Tsugami Corp.	267,600	2,792,597
Yangzijiang Shipbuilding Holdings Ltd.	1,367,400	2,609,814

		86,247,028

Marine Transportation–0.4%
Hoegh Autoliners ASA	185,822	2,385,213
Wallenius Wilhelmsen ASA	189,840	2,225,175

		4,610,388

Passenger Airlines–0.2%
JET2 PLC	148,324	2,784,457

Professional Services–1.7%
Danel Adir Yeoshua Ltd.	23,155	2,118,044
dip Corp.	257,800	5,110,520
Firstsource Solutions Ltd.	1,551,690	5,767,462
NICE Information Service Co., Ltd.	259,202	2,108,034
Persol Holdings Co., Ltd.	1,398,300	2,519,917
Transcosmos, Inc.	73,100	1,805,847

		19,429,824

Trading Companies & Distributors–0.4%
Howden Joinery Group PLC	235,449	2,861,245
Russel Metals, Inc.	71,926	2,182,590

		5,043,835

Transportation Infrastructure–1.0%
Grupo Aeroportuario del Centro Norte SAB de CV	1,083,338	9,137,673
Gujarat Pipavav Port Ltd.	916,045	2,403,733

		11,541,406

		252,937,407

Consumer Discretionary–13.7%
Automobile Components–2.1%
Amotiv Ltd.	295,120	2,119,534

6	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Banco Products India Ltd.	20,513	$166,594
Forvia SE (Paris)	419,766	4,318,506
Mahle Metal Leve SA	420,000	2,330,635
Niterra Co., Ltd.	88,100	2,482,244
PWR Holdings Ltd.	314,740	1,967,009
SAF-Holland SE	79,582	1,482,757
Schaeffler AG (Preference Shares)	368,024	1,903,775
Toyota Boshoku Corp.	187,900	2,470,139
TS Tech Co., Ltd.	416,900	5,124,246

		24,365,439

Automobiles–0.5%
Piaggio & C SpA	1,740,366	5,105,853

Broadline Retail–0.2%
Puuilo Oyj	226,902	2,438,620

Diversified Consumer Services–0.1%
Me Group International PLC	426,898	1,109,521

Hotels, Restaurants & Leisure–2.1%
Domino’s Pizza Group PLC	489,565	1,964,412
Greggs PLC	65,878	2,751,482
Jollibee Foods Corp.	2,050,540	9,835,970
Jumbo Interactive Ltd.	230,543	2,184,923
Kindred Group PLC	582,474	7,404,342

		24,141,129

Household Durables–2.1%
Bellway PLC	179,725	7,482,424
Casio Computer Co., Ltd.	809,400	6,727,398
Cury Construtora e Incorporadora SA	583,900	2,396,609
GN Store Nord AS(a)	274,979	6,127,642
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,401,161	1,715,545

		24,449,618

Leisure Products–1.7%
BRP, Inc. (Sub-Voting)	79,284	4,718,525
Sankyo Co., Ltd.	182,700	2,692,814
Sega Sammy Holdings, Inc.	622,500	12,471,592

		19,882,931

Specialty Retail–1.1%
ABC-Mart, Inc.	364,100	7,738,116
Bermaz Auto Bhd	4,176,100	2,275,129
Pet Valu Holdings Ltd.	119,024	2,274,961

		12,288,206

Textiles, Apparel & Luxury Goods–3.8%
Arvind Ltd.	1,118,113	4,953,189
Asics Corp.	659,400	13,852,759
HUGO BOSS AG	93,036	4,260,632
Indo Count Industries Ltd.	524,211	2,404,348
JNBY Design Ltd.(b)	1,214,000	2,507,607
Li Ning Co., Ltd.	1,960,000	4,818,745
Makalot Industrial Co., Ltd.	211,140	2,335,896
Marimekko Oyj	139,819	2,032,651
Mavi Giyim Sanayi Ve Ticaret AS–Class B(b)	912,468	2,405,495
Xtep International Holdings Ltd.	5,909,500	$4,514,331

		44,085,653

		157,866,970

Financials–11.9%
Banks–6.3%
Alpha Services and Holdings SA	3,402,972	5,909,192
Banco de Sabadell SA	5,554,404	11,796,060
Bank of Ireland Group PLC	789,300	8,814,517
BAWAG Group AG(b)	147,724	11,445,199
BNK Financial Group, Inc.	365,311	2,519,202
Canadian Western Bank	68,650	2,732,396
City Union Bank Ltd.	4,492,285	8,785,701
Dah Sing Financial Holdings Ltd.	807,200	2,567,181
Juroku Financial Group, Inc.	79,400	2,202,341
Mebuki Financial Group, Inc.	2,906,700	11,766,524
Seven Bank Ltd.	550,500	1,104,672
Sydbank AS	51,751	2,547,280

		72,190,265

Capital Markets–1.6%
Alpha Group International PLC(b)	82,418	2,435,172
Azimut Holding SpA	89,609	2,317,571
Banca Generali SpA	62,366	2,797,577
JAFCO Group Co., Ltd.	187,500	2,653,200
Monex Group, Inc.	85,000	359,737
Polar Capital Holdings PLC	327,499	2,346,875
Sdiptech AB–Class B(a)	70,990	2,084,425
Tel Aviv Stock Exchange Ltd.	319,573	3,018,613

		18,013,170

Consumer Finance–1.1%
Credit Saison Co., Ltd.	338,800	8,501,816
FinVolution Group (ADR)	446,560	2,759,741
Jaccs Co., Ltd.	67,100	1,816,110

		13,077,667

Financial Services–1.7%
BFF Bank SpA(b)	221,250	2,427,860
Genertec Universal Medical Group Co., Ltd.(b)	3,418,000	2,213,793
L&T Finance Ltd.	4,063,008	8,981,272
OSB Group PLC	1,095,655	5,733,621

		19,356,546

Insurance–1.2%
Coface SA	149,153	2,443,591
Hiscox Ltd.	517,720	7,932,221
Protector Forsikring ASA	114,650	2,626,811
UNIQA Insurance Group AG	133,062	1,097,912

		14,100,535

		136,738,183

2024 Annual Report	7

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Information Technology–11.1%
Electronic Equipment, Instruments & Components–3.4%
E Ink Holdings, Inc.	1,705,000	$15,805,049
Kaga Electronics Co., Ltd.	102,400	2,001,803
Lotes Co., Ltd.	172,000	7,503,729
Mycronic AB	63,440	2,468,343
Nippon Ceramic Co., Ltd.	138,400	2,446,744
Test Research, Inc.	423,000	1,885,291
Tripod Technology Corp.	1,093,000	6,764,251

		38,875,210

IT Services–1.6%
BIPROGY, Inc.	281,100	9,552,785
Future Corp.	194,800	2,469,776
Indra Sistemas SA	138,422	2,544,451
NSD Co., Ltd.	48,900	1,082,794
One Software Technologies Ltd.	86,460	1,168,700
Sonata Software Ltd.	233,206	1,759,086

		18,577,592

Semiconductors & Semiconductor Equipment–3.7%
Elan Microelectronics Corp.	391,000	1,759,417
Faraday Technology Corp.	228,497	1,912,712
King Yuan Electronics Co., Ltd.	2,408,000	8,540,697
Melexis NV	26,158	2,164,318
Phison Electronics Corp.	80,000	1,248,756
Sanken Electric Co., Ltd.(a)	165,800	7,802,850
Siltronic AG	70,636	5,384,200
Sino-American Silicon Products, Inc.	376,000	2,099,915
Sitronix Technology Corp.	88,000	634,538
Tokyo Seimitsu Co., Ltd.	129,100	6,872,360
Ulvac, Inc.	84,600	4,537,647

		42,957,410

Software–1.9%
Atoss Software SE	19,512	2,824,388
Birlasoft Ltd.	125,172	900,019
Sinch AB(a)	1,729,010	5,202,869
Tanla Platforms Ltd.	594,462	6,357,442
Technology One Ltd.	169,281	2,785,947
Text SA	44,050	841,173
Truecaller AB–Class B	289,790	1,099,973
WingArc1st, Inc.	73,200	1,643,894

		21,655,705

Technology Hardware, Storage & Peripherals–0.5%
Chicony Electronics Co., Ltd.	389,000	2,005,700
Toshiba TEC Corp.	61,500	1,497,942
Wacom Co., Ltd.	503,000	2,404,025

		5,907,667

		127,973,584

Materials–9.4%
Chemicals–3.3%
Castrol India Ltd.	931,707	2,738,690
Dongjin Semichem Co., Ltd.	86,425	1,913,982
FUCHS SE (Preference Shares)	56,220	$2,731,876
Fufeng Group Ltd.	3,512,000	2,163,151
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,197,861	9,681,650
Kuraray Co., Ltd.	555,900	8,260,218
TKG Huchems Co., Ltd.	157,030	2,297,780
Tosoh Corp.	463,300	6,203,440
Zeon Corp.	274,300	2,620,363

		38,611,150

Construction Materials–0.2%
Shinagawa Refractories Co., Ltd.	175,700	2,100,251

Containers & Packaging–0.7%
EPL Ltd.	319,438	983,272
Rengo Co., Ltd.	989,900	6,915,383

		7,898,655

Metals & Mining–4.7%
APERAM SA	186,685	5,852,135
Capstone Mining Corp.(a)	1,593,309	12,452,420
Centerra Gold, Inc.	350,221	2,514,434
Champion Iron Ltd.	323,620	1,628,075
Daiki Aluminium Industry Co., Ltd.	54,600	412,357
Endeavour Mining PLC	323,356	7,684,322
Labrador Iron Ore Royalty Corp.	104,310	2,480,395
Lundin Mining Corp.	885,835	9,281,143
OSAKA Titanium Technologies Co., Ltd.	232,900	4,076,481
Pan African Resources PLC	5,589,228	2,368,789
Shougang Fushan Resources Group Ltd.	5,484,000	2,069,300
SSAB AB–Class B	562,484	2,880,017

		53,699,868

Paper & Forest Products–0.5%
Interfor Corp.(a)	416,376	6,249,719

		108,559,643

Communication Services–7.5%
Diversified Telecommunication Services–0.6%
Gamma Communications PLC	128,147	2,857,720
NOS SGPS SA	605,465	2,463,371
Telecom Egypt Co.	1,680,783	1,175,643

		6,496,734

Entertainment–3.0%
GungHo Online Entertainment, Inc.	384,400	8,269,944
International Games System Co., Ltd.	663,400	20,662,585
NetDragon Websoft Holdings Ltd.	1,918,500	2,856,362
Soft-World International Corp.	309,000	1,284,668
Zengame Technology Holding Ltd.(b)	3,298,000	1,208,268

		34,281,827

Interactive Media & Services–1.1%
Kakaku.com, Inc.	460,800	8,021,245
Rightmove PLC	327,802	2,709,766
SOOP Co., Ltd.	24,466	1,871,206

		12,602,217

8	Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Media–2.8%
4imprint Group PLC	31,100	$2,086,745
Criteo SA (Sponsored ADR)(a)	232,483	9,355,116
ITV PLC	2,546,250	2,734,768
Kadokawa Corp.	460,300	10,281,475
Stroeer SE & Co. KGaA	130,402	8,347,579

		32,805,683

		86,186,461

Health Care–5.9%
Biotechnology–2.0%
BioGaia AB–Class B	223,719	2,473,810
Clinuvel Pharmaceuticals Ltd.	240,925	2,333,782
GNI Group Ltd.(a)	297,300	5,972,233
Hugel, Inc.(a)	55,991	10,228,316
Takara Bio, Inc.	329,100	2,303,029

		23,311,170

Health Care Equipment & Supplies–1.3%
Chularat Hospital PCL–Class F	25,532,400	2,158,282
ConvaTec Group PLC(b)	2,624,411	7,970,873
Eiken Chemical Co., Ltd.	145,700	2,379,999
Japan Lifeline Co., Ltd.	292,900	2,500,983

		15,010,137

Health Care Providers & Services–0.2%
Odontoprev SA	1,151,580	2,378,118

Life Sciences Tools & Services–0.1%
Chemometec A/S	9,260	562,791

Pharmaceuticals–2.3%
Ajanta Pharma Ltd.	66,613	2,539,205
Chong Kun Dang Pharmaceutical Corp.	26,848	2,300,656
Consun Pharmaceutical Group Ltd.	3,087,000	2,803,144
Dermapharm Holding SE	47,120	1,833,554
Faes Farma SA	579,848	2,397,874
Hypera SA	1,009,500	4,860,617
Mega Lifesciences PCL	2,148,500	2,620,733
Procter & Gamble Health Ltd.	36,565	2,367,562
Sanofi India Ltd.	22,722	1,925,105
United Laboratories International Holdings Ltd. (The)	1,976,000	2,544,071

		26,192,521

		67,454,737

Energy–5.8%
Energy Equipment & Services–1.2%
CES Energy Solutions Corp.	431,003	2,383,750
Dayang Enterprise Holdings Bhd	2,123,300	1,179,898
Trican Well Service Ltd.	712,170	2,511,775
Vallourec SACA(a)	502,062	7,611,586

		13,687,009

Oil, Gas & Consumable Fuels–4.6%
Baytex Energy Corp.	1,821,947	$5,442,468
Beach Energy Ltd.	8,095,211	6,807,522
BW LPG Ltd.(b)	171,540	2,444,957
Etablissements Maurel et Prom SA	130,635	688,356
Hafnia Ltd.	351,059	2,492,795
Headwater Exploration, Inc.	480,106	2,247,086
Itochu Enex Co., Ltd.	201,000	2,196,734
Oil India Ltd.	1,140,237	7,889,386
Oil Refineries Ltd.	9,475,531	2,445,734
Parex Resources, Inc.	139,042	1,233,690
Petronet LNG Ltd.	1,229,248	5,018,640
Petroreconcavo SA	126,600	411,798
San-Ai Obbli Co., Ltd.	88,400	1,206,515
Secure Energy Services, Inc.	302,480	2,735,281
Serica Energy PLC	930,110	1,665,113
Thai Oil PCL	3,206,700	5,107,400
Thungela Resources Ltd.	161,729	1,027,334
Viva Energy Group Ltd.(b)	1,041,663	2,101,305

		53,162,114

		66,849,123

Real Estate–4.3%
Diversified REITs–0.4%
H&R Real Estate Investment Trust	298,565	2,525,479
Sekisui House Reit, Inc.	3,808	2,017,163

		4,542,642

Health Care REITs–0.7%
Assura PLC	13,325,124	7,561,553

Office REITs–0.4%
AREIT, Inc.	3,772,800	2,464,144
CLS Holdings PLC	1,690,718	2,102,178

		4,566,322

Real Estate Management & Development–1.4%
Deyaar Development PJSC	3,907,377	726,811
Kerry Properties Ltd.	1,157,500	2,444,614
Starts Corp., Inc.	102,800	2,504,880
TAG Immobilien AG(a)	579,724	10,745,370

		16,421,675

Residential REITs–0.2%
Morguard North American Residential Real Estate Investment Trust	197,900	2,819,722

Retail REITs–1.2%
Charter Hall Retail REIT	2,563,345	6,377,269
Hamborner REIT AG	283,912	2,095,680
Lar Espana Real Estate Socimi SA	299,190	2,680,997
Mercialys SA	198,527	2,678,573

		13,832,519

		49,744,433

2024 Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Consumer Staples–3.5%
Beverages–1.4%
Hite Jinro Co., Ltd.	187,120	$2,908,202
Royal Unibrew A/S(a)	125,049	10,491,258
Takara Holdings, Inc.	288,700	2,451,317

		15,850,777

Consumer Staples Distribution & Retail–0.6%
Axfood AB	89,251	2,515,479
Migros Ticaret AS	156,790	2,060,369
Sendas Distribuidora SA(a)	1,768,453	2,424,940

		7,000,788

Food Products–1.3%
Agthia Group PJSC	109,540	232,616
AVI Ltd.	420,700	2,672,605
Hilton Food Group PLC	209,730	2,517,979
Nichirei Corp.	288,100	8,926,946

		14,350,146

Personal Care Products–0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	56,453,500	2,479,628

		39,681,339

Utilities–2.2%
Electric Utilities–0.0%
Enerjisa Enerji AS(b)	313,040	542,556

Gas Utilities–0.1%
Gujarat State Petronet Ltd.	123,804	625,014

Independent Power and Renewable Electricity Producers–1.2%
Capital Power Corp.	368,110	$13,383,096

Multi-Utilities–0.7%
Sembcorp Industries Ltd.	1,921,300	8,259,156

Water Utilities–0.2%
Cia de Saneamento de Minas Gerais Copasa MG	524,800	2,219,541

		25,029,363

Total Common Stocks (cost $914,357,426)		1,119,021,243

RIGHTS–0.0%

Industrials–0.0%
Building Products–0.0%
Fletcher Building Ltd.(a)(c) (cost $0)	302,002	105,524

SHORT-TERM INVESTMENTS–2.2%
Investment Companies–2.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(d)(e)(f) (cost $25,994,586)	25,994,586	25,994,586

Total Investments—99.5% (cost $940,352,012)		1,145,121,353

Other assets less liabilities—0.5%		5,262,608

Net Assets—100.0%		$1,150,383,961

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Ltd.	USD	2,883	NZD	4,566	12/06/2024	$17,680

Bank of America, NA	JPY	1,038,657	USD	7,339	10/17/2024	97,104

Bank of America, NA	JPY	910,643	USD	6,203	10/17/2024	(145,798)

Bank of America, NA	EUR	59,311	USD	65,037	10/25/2024	(1,048,013)

Bank of America, NA	USD	6,151	EUR	5,498	10/25/2024	(24,659)

Bank of America, NA	CAD	6,345	USD	4,681	11/07/2024	(14,282)

Bank of America, NA	USD	12,670	GBP	9,568	11/08/2024	121,886

Bank of America, NA	USD	27,662	AUD	40,904	11/22/2024	635,331

Bank of America, NA	USD	2,965	TWD	93,177	11/22/2024	(5,305)

Barclays Bank PLC	BRL	39,773	USD	7,157	10/02/2024	(143,729)

Barclays Bank PLC	USD	7,300	BRL	39,773	10/02/2024	536

Barclays Bank PLC	JPY	2,128,942	USD	14,632	10/17/2024	(211,351)

Barclays Bank PLC	USD	19,047	JPY	2,757,061	10/17/2024	174,651

Barclays Bank PLC	USD	9,480	JPY	1,337,240	10/17/2024	(156,778)

Barclays Bank PLC	KRW	4,094,954	USD	2,971	10/18/2024	(135,477)

10	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	PHP	520,529	USD	8,898	10/25/2024	$(371,103)

Barclays Bank PLC	USD	6,638	EUR	6,057	10/25/2024	111,011

Barclays Bank PLC	GBP	2,986	USD	3,911	11/08/2024	(81,374)

Barclays Bank PLC	USD	18,539	INR	1,561,559	12/06/2024	40,069

BNP Paribas SA	ZAR	52,411	USD	2,928	10/17/2024	(102,014)

BNP Paribas SA	USD	4,560	CNH	31,812	11/21/2024	(4,280)

BNP Paribas SA	MXN	104,732	USD	5,351	12/11/2024	88,045

Citibank, NA	KRW	4,320,100	USD	3,125	10/18/2024	(152,315)

Citibank, NA	SGD	8,702	USD	6,781	10/18/2024	5,120

Citibank, NA	USD	5,403	KRW	7,359,247	10/18/2024	180,623

Citibank, NA	CAD	6,618	USD	4,890	11/07/2024	(7,734)

Citibank, NA	TWD	383,869	USD	12,060	11/22/2024	(135,446)

Citibank, NA	USD	3,560	TWD	113,405	11/22/2024	42,661

Goldman Sachs Bank USA	JPY	775,442	USD	5,365	10/17/2024	(41,011)

Goldman Sachs Bank USA	EUR	4,377	USD	4,799	10/25/2024	(77,542)

Goldman Sachs Bank USA	USD	28,435	CHF	24,027	10/25/2024	29,013

Goldman Sachs Bank USA	USD	3,720	EUR	3,374	10/25/2024	38,912

Goldman Sachs Bank USA	USD	3,592	EUR	3,211	10/25/2024	(14,463)

Goldman Sachs Bank USA	USD	4,694	CAD	6,345	11/07/2024	1,607

HSBC Bank USA	USD	3,316	KRW	4,332,334	10/18/2024	(29,148)

HSBC Bank USA	EUR	2,683	USD	3,000	10/25/2024	10,461

HSBC Bank USA	EUR	3,588	USD	3,952	10/25/2024	(46,168)

HSBC Bank USA	USD	2,886	EUR	2,578	10/25/2024	(13,383)

HSBC Bank USA	TWD	122,861	USD	3,881	11/22/2024	(21,898)

HSBC Bank USA	USD	9,217	ILS	34,591	12/11/2024	80,697

JPMorgan Chase Bank, NA	JPY	3,991,933	USD	27,343	10/17/2024	(488,307)

JPMorgan Chase Bank, NA	USD	3,993	JPY	567,370	10/17/2024	(37,269)

JPMorgan Chase Bank, NA	EUR	5,202	USD	5,711	10/25/2024	(84,638)

JPMorgan Chase Bank, NA	USD	4,277	EUR	3,855	10/25/2024	18,744

JPMorgan Chase Bank, NA	USD	4,899	CAD	6,618	11/07/2024	(1,793)

JPMorgan Chase Bank, NA	USD	3,324	AUD	4,840	11/22/2024	24,673

Morgan Stanley Capital Services, Inc.	BRL	39,773	USD	7,300	10/02/2024	(536)

Morgan Stanley Capital Services, Inc.	USD	7,303	BRL	39,773	10/02/2024	(2,279)

Morgan Stanley Capital Services, Inc.	JPY	1,349,714	USD	9,548	10/17/2024	137,667

Morgan Stanley Capital Services, Inc.	USD	4,267	JPY	617,120	10/17/2024	35,583

Morgan Stanley Capital Services, Inc.	KRW	12,098,151	USD	8,834	10/18/2024	(345,046)

Morgan Stanley Capital Services, Inc.	USD	6,491	SGD	8,702	10/18/2024	284,760

Morgan Stanley Capital Services, Inc.	EUR	2,652	USD	2,944	10/25/2024	(10,861)

Morgan Stanley Capital Services, Inc.	USD	3,017	EUR	2,708	10/25/2024	411

Morgan Stanley Capital Services, Inc.	BRL	39,773	USD	7,277	11/04/2024	2,795

Morgan Stanley Capital Services, Inc.	USD	6,825	MYR	30,189	11/21/2024	495,465

Morgan Stanley Capital Services, Inc.	USD	9,395	NOK	99,353	11/22/2024	23,724

Standard Chartered Bank	KRW	8,404,990	USD	6,139	10/18/2024	(238,294)

Standard Chartered Bank	USD	3,915	TWD	122,861	11/22/2024	(12,030)

State Street Bank & Trust Co.	JPY	451,449	USD	3,188	10/17/2024	40,198

State Street Bank & Trust Co.	USD	2,899	JPY	415,076	10/17/2024	(4,730)

State Street Bank & Trust Co.	CAD	9,516	USD	7,054	11/07/2024	11,909

2024 Annual Report	11

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	USD	4,140	INR	347,441	12/06/2024	$(6,027)

UBS AG	USD	7,618	JPY	1,088,020	10/17/2024	(32,461)

UBS AG	GBP	2,332	USD	3,058	11/08/2024	(60,061)

UBS AG	NOK	29,930	USD	2,873	11/22/2024	36,199

UBS AG	USD	5,628	TWD	177,287	11/22/2024	4,581

						$(1,515,487)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $39,102,453 or 3.4% of net assets.
(c)	Fair valued by the Adviser.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

12	Bernstein Fund, Inc.

Schedule of Investments

Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

September 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS–98.3%

Financials–23.1%
Banks–18.9%
Banco Bilbao Vizcaya Argentaria SA	12,569,230	$135,776,106
Bank of Ireland Group PLC	7,559,420	84,419,916
Barclays PLC	54,908,360	164,976,582
BNP Paribas SA	1,093,980	75,070,701
China Merchants Bank Co., Ltd.–Class H	28,875,000	139,924,327
Erste Group Bank AG	2,902,129	159,032,116
Eurobank Ergasias Services and Holdings SA	21,562,760	49,387,743
HDFC Bank Ltd.	4,203,848	86,572,914
Industrial & Commercial Bank of China Ltd.–Class H	136,929,000	80,687,807
KB Financial Group, Inc.	2,458,610	151,701,787
Oversea-Chinese Banking Corp., Ltd.	10,434,100	122,141,246
Piraeus Financial Holdings SA	9,472,270	40,326,285
Resona Holdings, Inc.	11,073,200	77,590,920
Sumitomo Mitsui Financial Group, Inc.	2,055,900	43,927,613
UniCredit SpA	3,517,190	154,410,244

		1,565,946,307

Capital Markets–2.6%
3i Group PLC	913,980	40,487,927
Japan Exchange Group, Inc.	6,426,200	83,516,891
Singapore Exchange Ltd.	10,189,900	90,290,030

		214,294,848

Insurance–1.6%
NN Group NV	2,643,500	131,900,284

		1,912,141,439

Industrials–18.1%
Aerospace & Defense–3.9%
BAE Systems PLC	9,608,900	159,527,632
MTU Aero Engines AG	252,930	79,047,641
Saab AB–Class B	3,893,710	82,976,954

		321,552,227

Electrical Equipment–5.3%
Fuji Electric Co., Ltd.	1,321,800	80,092,115
Prysmian SpA	3,078,530	223,989,208
Schneider Electric SE	496,690	130,931,287

		435,012,610

Ground Transportation–1.0%
Canadian National Railway Co.	705,110	82,567,393

Machinery–3.3%
Kawasaki Heavy Industries Ltd.	3,305,200	135,477,293
Mitsubishi Heavy Industries Ltd.	6,056,200	90,503,782
Toyota Industries Corp.	663,000	$51,410,686

		277,391,761

Professional Services–4.6%
RELX PLC (London)	3,472,480	163,957,713
Wolters Kluwer NV	1,263,000	213,032,268

		376,989,981

		1,493,513,972

Information Technology–14.0%
Electronic Equipment, Instruments & Components–1.8%
Delta Electronics, Inc.	8,113,000	96,796,676
Hon Hai Precision Industry Co., Ltd.	9,364,000	55,133,929

		151,930,605

IT Services–1.2%
Elm Co.	151,990	47,185,226
Tata Consultancy Services Ltd.	1,040,638	53,018,731

		100,203,957

Semiconductors & Semiconductor Equipment–8.8%
ASML Holding NV	62,940	52,357,258
MediaTek, Inc.	1,088,000	40,098,815
Novatek Microelectronics Corp.	4,398,000	71,605,322
SCREEN Holdings Co., Ltd.	1,127,100	79,259,283
SK Hynix, Inc.	823,230	110,178,443
Taiwan Semiconductor Manufacturing Co., Ltd.	9,867,000	297,530,762
Tokyo Electron Ltd.	407,100	72,600,435

		723,630,318

Software–1.7%
SAP SE	618,000	141,356,684

Technology Hardware, Storage & Peripherals–0.5%
Samsung Electronics Co., Ltd.	826,770	38,642,219

		1,155,763,783

Consumer Discretionary–11.5%
Automobiles–2.8%
Honda Motor Co., Ltd.	9,380,500	100,149,417
Kia Corp.	656,630	49,999,598
Subaru Corp.	4,475,200	79,171,343

		229,320,358

Broadline Retail–0.9%
PDD Holdings, Inc. (ADR)(a)	552,980	74,547,234

Hotels, Restaurants & Leisure–2.3%
Aristocrat Leisure Ltd.	3,296,775	133,105,723
Booking Holdings, Inc.	14,560	61,328,467

		194,434,190

Household Durables–1.1%
Barratt Developments PLC	6,892,310	44,218,362

2024 Annual Report	13

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Midea Group Co., Ltd.–Class A	4,000,839	$43,110,596

		87,328,958

Specialty Retail–2.2%
Industria de Diseno Textil SA	3,044,920	180,339,664

Textiles, Apparel & Luxury Goods–2.2%
adidas AG	190,030	50,355,366
ANTA Sports Products Ltd.	6,618,000	78,342,799
Hermes International SCA	21,840	53,777,793

		182,475,958

		948,446,362

Health Care–10.4%
Health Care Equipment & Supplies–1.5%
ResMed, Inc. (CDI)	4,993,600	121,341,627

Health Care Providers & Services–0.5%
Fresenius SE & Co. KGaA(a)	1,108,689	42,297,256

Pharmaceuticals–8.4%
GSK PLC	8,039,860	163,699,734
Novartis AG (REG)	766,890	88,301,472
Novo Nordisk A/S–Class B	3,052,040	362,007,104
Roche Holding AG (Genusschein)	127,810	40,901,392
Sanofi SA	351,210	40,438,023

		695,347,725

		858,986,608

Communication Services–5.2%
Diversified Telecommunication Services–0.5%
Nippon Telegraph & Telephone Corp.	42,058,400	43,117,616

Entertainment–2.3%
Capcom Co., Ltd.	3,030,200	70,676,790
Konami Group Corp.	1,167,200	119,029,233

		189,706,023

Interactive Media & Services–2.2%
Tencent Holdings Ltd.	3,307,200	183,896,326

Wireless Telecommunication Services–0.2%
Etihad Etisalat Co.	790,546	10,848,506

		427,568,471

Consumer Staples–4.9%
Beverages–0.6%
Luzhou Laojiao Co., Ltd.	2,409,445	50,491,699

Consumer Staples Distribution & Retail–3.0%
BIM Birlesik Magazalar AS	2,324,360	33,729,473
Loblaw Cos., Ltd.	1,584,600	210,990,992

		244,720,465

Personal Care Products–1.3%
Colgate-Palmolive India Ltd.	955,510	43,475,989
Unilever PLC (London)	1,000,790	$64,884,493

		108,360,482

		403,572,646

Energy–4.8%
Oil, Gas & Consumable Fuels–4.8%
Enbridge, Inc.	1,010,870	41,064,141
Petroleo Brasileiro SA (Preference Shares)	12,142,100	80,260,848
Repsol SA	9,344,020	123,240,854
Shell PLC	4,707,600	152,722,674

		397,288,517

Materials–3.2%
Construction Materials–2.3%
CRH PLC	2,104,410	195,162,983

Metals & Mining–0.9%
Sumitomo Metal Mining Co., Ltd.	2,378,000	71,364,657

		266,527,640

Utilities–1.7%
Electric Utilities–1.1%
Enel SpA	11,670,560	93,222,059

Water Utilities–0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,739,300	45,456,380

		138,678,439

Real Estate–1.4%
Real Estate Management & Development–1.1%
Emaar Properties PJSC	38,670,670	91,749,680

Retail REITs–0.3%
CapitaLand Integrated Commercial Trust	14,655,100	24,088,309

		115,837,989

Total Common Stocks (cost $6,281,497,982)		8,118,325,866

SHORT-TERM INVESTMENTS–1.3%
Investment Companies–1.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.73%(b)(c)(d) (cost $108,507,267)	108,507,267	108,507,267

Total Investments—99.6% (cost $6,390,005,249)		8,226,833,133

Other assets less liabilities—0.4%		33,469,424

Net Assets—100.0%		$8,260,302,557

14	Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America, NA	BRL	115,287	USD	21,161	10/02/2024	$(1,554)

Bank of America, NA	USD	20,545	BRL	115,287	10/02/2024	617,735

Bank of America, NA	KRW	30,739,615	USD	22,848	10/18/2024	(474,361)

Bank of America, NA	SGD	79,501	USD	61,062	10/18/2024	(843,534)

Bank of America, NA	USD	25,258	KRW	33,623,247	10/18/2024	252,276

Bank of America, NA	EUR	29,141	USD	32,250	10/25/2024	(219,113)

Bank of America, NA	USD	25,381	BRL	138,235	11/04/2024	(98,871)

Bank of America, NA	CAD	38,397	USD	28,620	11/07/2024	203,613

Bank of America, NA	USD	28,316	GBP	21,352	11/08/2024	229,480

Bank of America, NA	USD	55,025	TWD	1,736,050	11/22/2024	128,113

Barclays Bank PLC	BRL	480,385	USD	86,445	10/02/2024	(1,735,983)

Barclays Bank PLC	USD	88,175	BRL	480,385	10/02/2024	6,474

Barclays Bank PLC	JPY	3,246,929	USD	22,279	10/17/2024	(358,489)

Barclays Bank PLC	USD	25,507	JPY	3,715,429	10/17/2024	397,161

Barclays Bank PLC	USD	77,850	JPY	11,076,524	10/17/2024	(624,423)

Barclays Bank PLC	USD	59,116	KRW	78,952,792	10/18/2024	785,583

Barclays Bank PLC	EUR	19,300	USD	21,515	10/25/2024	11,177

Barclays Bank PLC	USD	20,431	CHF	17,506	10/25/2024	307,506

Barclays Bank PLC	USD	23,678	EUR	21,301	10/25/2024	55,536

Barclays Bank PLC	USD	22,165	EUR	19,810	10/25/2024	(92,248)

Barclays Bank PLC	USD	14,440	PHP	844,712	10/25/2024	602,224

Barclays Bank PLC	CNH	206,503	USD	29,577	11/21/2024	2,986

Barclays Bank PLC	USD	25,115	CNH	175,720	11/21/2024	50,876

Barclays Bank PLC	USD	91,296	SEK	925,735	11/22/2024	78,263

Barclays Bank PLC	USD	291,073	INR	24,517,483	12/06/2024	629,110

BNP Paribas SA	USD	60,221	ZAR	1,074,986	10/17/2024	1,920,698

BNP Paribas SA	USD	20,579	KRW	27,550,086	10/18/2024	323,271

BNP Paribas SA	USD	40,981	SGD	54,906	10/18/2024	1,772,985

BNP Paribas SA	EUR	14,751	USD	16,507	10/25/2024	71,346

BNP Paribas SA	USD	75,552	EUR	68,749	10/25/2024	1,048,714

Citibank, NA	JPY	5,044,264	USD	34,178	10/17/2024	(990,800)

Citibank, NA	SGD	29,530	USD	23,032	10/18/2024	37,890

Citibank, NA	SGD	26,652	USD	20,728	10/18/2024	(25,168)

Citibank, NA	TRY	704,161	USD	19,976	10/23/2024	(179,841)

Citibank, NA	USD	36,310	IDR	592,290,276	10/25/2024	2,635,675

Citibank, NA	TWD	7,956,902	USD	249,979	11/22/2024	(2,807,541)

Deutsche Bank AG	SGD	30,594	USD	23,637	10/18/2024	(185,705)

Deutsche Bank AG	EUR	19,486	USD	21,635	10/25/2024	(76,646)

Goldman Sachs Bank USA	USD	48,144	JPY	6,959,883	10/17/2024	379,730

Goldman Sachs Bank USA	CHF	19,614	USD	23,371	10/25/2024	135,463

Goldman Sachs Bank USA	EUR	27,704	USD	30,654	10/25/2024	(213,869)

Goldman Sachs Bank USA	USD	28,404	EUR	25,390	10/25/2024	(114,362)

HSBC Bank USA	BRL	140,924	USD	25,867	10/02/2024	(1,899)

HSBC Bank USA	USD	25,093	BRL	140,924	10/02/2024	775,227

HSBC Bank USA	JPY	34,028,111	USD	234,485	10/17/2024	(2,758,082)

HSBC Bank USA	USD	76,338	JPY	11,048,230	10/17/2024	689,719

2024 Annual Report	15

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)

HSBC Bank USA	KRW	25,674,199	USD	18,710		10/18/2024	$(768,896)

HSBC Bank USA	SGD	43,798	USD	33,813		10/18/2024	(291,355)

HSBC Bank USA	USD	22,282	KRW	29,699,109		10/18/2024	250,619

HSBC Bank USA	EUR	21,940	USD	24,570		10/25/2024	124,402

HSBC Bank USA	EUR	82,068	USD	90,407		10/25/2024	(1,033,786)

HSBC Bank USA	USD	56,445	EUR	50,976		10/25/2024	352,534

HSBC Bank USA	USD	20,765	CAD	27,927		11/07/2024	(97,878)

HSBC Bank USA	TWD	877,499	USD	27,590		11/22/2024	(287,749)

HSBC Bank USA	USD	90,630	TWD	2,875,446		11/22/2024	721,477

HSBC Bank USA	USD	27,754	ILS	104,429		12/11/2024	316,481

JPMorgan Chase Bank, NA	JPY	6,363,064	USD	44,732		10/17/2024	368,710

JPMorgan Chase Bank, NA	USD	27,115	JPY	3,872,411		10/17/2024	(116,618)

JPMorgan Chase Bank, NA	SGD	42,666	USD	32,907		10/18/2024	(315,893)

JPMorgan Chase Bank, NA	EUR	5,346	USD	5,982		10/25/2024	25,752

JPMorgan Chase Bank, NA	EUR	696,364	USD	764,365		10/25/2024	(11,529,058)

JPMorgan Chase Bank, NA	USD	387,223	CHF	328,150		10/25/2024	1,520,816

JPMorgan Chase Bank, NA	USD	21,359	EUR	19,151		10/25/2024	(20,986)

JPMorgan Chase Bank, NA	GBP	202,741	USD	267,792		11/08/2024	(3,255,644)

JPMorgan Chase Bank, NA	USD	7,356	GBP	5,547		11/08/2024	60,686

JPMorgan Chase Bank, NA	USD	16,387	PLN	63,682		11/21/2024	137,875

JPMorgan Chase Bank, NA	USD	20,519	NOK	217,507		11/22/2024	99,609

Morgan Stanley Capital Services, Inc.	BRL	224,174	USD	41,147		10/02/2024	(3,021)

Morgan Stanley Capital Services, Inc.	USD	41,163	BRL	224,174		10/02/2024	(12,845)

Morgan Stanley Capital Services, Inc.	JPY	3,715,429	USD	25,438		10/17/2024	(466,104)

Morgan Stanley Capital Services, Inc.	USD	36,810	JPY	5,147,947		10/17/2024	(918,954)

Morgan Stanley Capital Services, Inc.	KRW	462,933,697	USD	338,027		10/18/2024	(13,203,108)

Morgan Stanley Capital Services, Inc.	BRL	224,174	USD	41,015		11/04/2024	15,752

Morgan Stanley Capital Services, Inc.	USD	310,668	CAD	422,193		11/07/2024	1,778,741

Morgan Stanley Capital Services, Inc.	USD	11,918	CLP	11,233,560		11/08/2024	570,375

Morgan Stanley Capital Services, Inc.	USD	28,968	MYR	128,127		11/21/2024	2,102,832

Morgan Stanley Capital Services, Inc.	USD	51,178	MXN	1,001,381		12/11/2024	(861,756)

NatWest Markets PLC	CHF	32,626	USD	38,750		10/25/2024	99,463

NatWest Markets PLC	EUR	77,442	USD	86,278		10/25/2024	(8,966)

Societe Generale	USD	31,800	JPY	4,594,818		10/17/2024	235,030

Standard Chartered Bank	USD	2,862	JPY	413,723		10/17/2024	22,333

Standard Chartered Bank	USD	281,684	AUD	416,767		11/22/2024	6,634,071

State Street Bank & Trust Co.	USD	23,574	JPY	3,351,131		10/17/2024	(209,958)

State Street Bank & Trust Co.	SGD	29,994	USD	23,074		10/18/2024	(281,437)

State Street Bank & Trust Co.	USD	116,782	KRW	158,950,157		10/18/2024	3,813,887

State Street Bank & Trust Co.	CNH	3	USD	0	**	11/21/2024	—

State Street Bank & Trust Co.	CNH	175,720	USD	25,158		11/21/2024	(7,652)

State Street Bank & Trust Co.	USD	42,052	THB	1,418,777		11/21/2024	2,185,705

State Street Bank & Trust Co.	TWD	777,242	USD	24,651		11/22/2024	(41,730)

UBS AG	JPY	2,928,390	USD	20,609		10/17/2024	192,846

UBS AG	USD	36,195	JPY	5,146,090		10/17/2024	(316,729)

UBS AG	USD	27,032	KRW	35,890,192		10/18/2024	198,490

UBS AG	EUR	28,154	USD	31,389		10/25/2024	19,441

16	Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

UBS AG	EUR	22,079	USD	24,355	10/25/2024	$(245,933)

UBS AG	USD	20,662	CHF	17,830	10/25/2024	460,736

UBS AG	USD	41,313	EUR	37,562	10/25/2024	539,026

UBS AG	USD	27,367	GBP	20,477	11/08/2024	8,640

UBS AG	USD	22,071	TWD	697,828	11/22/2024	98,227

UBS AG	USD	17,318	NZD	27,640	12/06/2024	243,566

						$(8,751,592)

**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

CDI—CHESS Depositary Interest

PJSC—Public Joint Stock Company

REG—Registered Shares

REIT—Real Estate Investment Trust

See notes to financial statements.

2024 Annual Report	17

Statement of Assets and Liabilities—September 30, 2024

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$733,761,712	$1,119,126,767	$8,118,325,866

Affiliated issuers	5,312,199	25,994,586	108,507,267

Foreign currencies, at value (a)	0	9,577,095	15,123,536

Cash	1,016	50,563	0

Cash collateral due from broker	2,992,880	667,000	13,406,000

Receivables:

Unaffiliated interest and dividends	631,161	5,245,996	20,377,678

Affiliated dividends	13,259	96,809	703,170

Investment securities sold and foreign currency transactions	0	6,862,653	6,469,187

Capital shares sold	64,833	95,185	1,004,318

Variation margin on futures	87,677	0	0

Receivable due from Adviser	27,404	42,810	464,918

Unrealized appreciation of forward currency exchange contracts	0	2,792,116	37,346,953

Other assets	44,249	2,087,624	16,729,663

Total assets	742,936,390	1,172,639,204	8,338,458,556

LIABILITIES

Due to custodian	0	0	1,110,508

Cash collateral due to broker	0	0	2,761,000

Payables:

Investment securities purchased and foreign currency transactions	0	12,420,488	18,013,583

Foreign capital gains taxes	0	3,940,674	2,066,453

Management fee	441,232	863,641	4,107,799

Capital shares redeemed	108,787	380,128	2,568,944

Custody and accounting fees payable	54,244	141,873	595,090

Directors’ fees payable	26,667	41,344	296,856

Shareholder servicing fee	1,661	12,400	82,210

Transfer Agent fee	17,150	14,371	32,627

Accrued expenses	120,405	132,721	422,384

Unrealized depreciation of forward currency exchange contracts	0	4,307,603	46,098,545

Total liabilities	770,146	22,255,243	78,155,999

NET ASSETS	$742,166,244	$1,150,383,961	$8,260,302,557

Cost of investments

Unaffiliated issuers	$577,613,660	$914,357,426	$6,281,497,982

Affiliated issuers	5,312,199	25,994,586	108,507,267

NET ASSETS CONSIST OF:

Capital stock, at par	$5,297	$8,887	$60,589

Additional paid-in capital	506,731,617	944,481,964	6,849,061,515

Distributable earnings	235,429,330	205,893,110	1,411,180,453

	$742,166,244	$1,150,383,961	$8,260,302,557

(a) Cost: $0, $9,608,601 and $15,091,161, respectively. (Note 1)

See Notes to Financial Statements.

18	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

SCB Class Shares

Net Assets	$8,977,672	$66,264,984	$436,717,413

Shares of capital stock outstanding	643,958	5,128,562	32,113,737

Net asset value, offering and redemption price per share	$13.94	$12.92	$13.60

Advisor Class Shares

Net Assets	$650,908,883	$917,374,159	$6,925,657,189

Shares of capital stock outstanding	46,446,317	70,859,484	508,008,628

Net asset value and offering price per share	$14.01	$12.95	$13.63

Class Z Shares

Net Assets	$82,279,689	$166,744,818	$897,927,955

Shares of capital stock outstanding	5,875,058	12,882,661	65,765,226

Net asset value and offering price per share	$14.00	$12.94	$13.65

See Notes to Financial Statements.

2024 Annual Report	19

Statement of Operations—for the year ended September 30, 2024

	SMALL CAP CORE PORTFOLIO	INTERNATIONAL SMALL CAP PORTFOLIO	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$118,821	$2,372,388	$161,509

Dividends

Unaffiliated issuers (a)	10,076,664	32,036,690	225,086,437

Affiliated issuers	269,092	907,379	5,026,540

Foreign withholding tax reclaim (see Note 1D)	0	884,910	5,849,308

Other income	0	5,288	34,453

Total income	10,464,577	36,206,655	236,158,247

Expenses:

Management fee (see Note 2A)	5,451,503	10,774,863	51,304,247

Shareholder servicing fee (see Note 2B)	19,812	147,918	997,643

Custody and accounting fees	77,119	218,739	779,270

Transfer Agent fee—Non-Retail Class	3,407	12,764	18,954

Transfer Agent fee—Advisor Class	255,013	180,984	302,412

Transfer Agent fee—Class Z	27,893	48,054	204,854

Directors’ fees and expenses	60,235	95,219	681,671

Legal fees	34,590	46,537	266,340

Auditing and tax fees	50,577	86,306	156,742

Registration fees	57,128	59,394	84,500

Printing fees	44,871	39,626	57,226

Miscellaneous	42,315	67,703	311,609

Total expenses before interest expense	6,124,463	11,778,107	55,165,468

Interest expense	0	0	272,602

Total expenses	6,124,463	11,778,107	55,438,070

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2E and 2F)	(34,522)	(65,693)	(2,218,310)

Net expenses	6,089,941	11,712,414	53,219,760

Net investment income	4,374,636	24,494,241	182,938,487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	78,630,034	60,240,027	400,666,376

Forward currency exchange contracts	0	6,226,677	122,041,898

Futures	4,875,984	0	0

Foreign currency transactions	0	(3,516,693)	(9,766,380)

Net realized gain on investment transactions and foreign currency transactions	83,506,018	62,950,011	512,941,894

Net change in unrealized appreciation (depreciation) of:

Investments (c)	74,629,448	160,272,207	1,282,712,418

Forward currency exchange contracts	0	(3,014,182)	(95,601,326)

Futures	1,508,344	0	0

Foreign currency denominated assets and liabilities	0	74,069	1,456,708

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	76,137,792	157,332,094	1,188,567,800

Net gain on investment transactions and foreign currency transactions	159,643,810	220,282,105	1,701,509,694

Contributions from affiliates (see Note 2A)	0	0	79,258

Net increase in net assets resulting from operations	$164,018,446	$244,776,346	$1,884,527,439

(a) Net of foreign withholding taxes of $22,712, $4,276,483 and $28,739,289, respectively.

(b) Net of foreign realized capital gains taxes of $0, $2,480,967 and $0, respectively.

(c) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0, $2,186,224 and $2,066,453, respectively.

See Notes to Financial Statements.

20	Bernstein Fund, Inc.

Statement of Changes in Net Assets

	SMALL CAP CORE PORTFOLIO		INTERNATIONAL SMALL CAP PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$4,374,636	$4,435,835	$24,494,241	$27,324,600

Net realized gain (loss) on investment transactions and foreign currency transactions	83,506,018	53,209,938	62,950,011	(46,995,068)

Net change in unrealized appreciation (depreciation) of investments	76,137,792	29,802,792	157,332,094	226,661,461

Net increase in net assets resulting from operations	164,018,446	87,448,565	244,776,346	206,990,993

Distributions to shareholders (a)	(56,325,884)	(51,799,141)	(32,069,958)	(11,869,244)

Capital-share transactions:

Net proceeds from sales of shares	63,887,140	54,832,435	95,755,091	119,128,009

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	53,609,960	46,414,000	25,763,647	9,953,508

Total proceeds from shares sold	117,497,100	101,246,435	121,518,738	129,081,517

Cost of shares redeemed	(127,535,964)	(112,191,257)	(230,419,513)	(282,249,548)

Net decrease in net assets from capital-share transactions	(10,038,864)	(10,944,822)	(108,900,775)	(153,168,031)

Net increase in net assets	97,653,698	24,704,602	103,805,613	41,953,718

NET ASSETS:

Beginning of period	644,512,546	619,807,944	1,046,578,348	1,004,624,630

End of period	$742,166,244	$644,512,546	$1,150,383,961	$1,046,578,348

(a) See page 23 for share class information on dividend distributions for the Small Cap Core and International Small Cap Portfolios.

See Notes to Financial Statements.

2024 Annual Report	21

Statement of Changes in Net Assets (continued)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$182,938,487	$166,287,629

Net realized gain (loss) on investment transactions and foreign currency transactions	512,941,894	(617,552,466)

Net change in unrealized appreciation (depreciation) of investments	1,188,567,800	1,685,241,772

Contributions from affiliates (see Note 2A)	79,258	0

Net increase in net assets resulting from operations	1,884,527,439	1,233,976,935

Distributions to shareholders (a)	(228,105,256)	(284,518,492)

Capital-share transactions:

Net proceeds from sales of shares	569,441,094	934,048,321

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends	178,310,061	228,796,446

Total proceeds from shares sold	747,751,155	1,162,844,767

Cost of shares redeemed	(1,244,414,978)	(1,584,936,534)

Net decrease in net assets from capital-share transactions	(496,663,823)	(422,091,767)

Net increase in net assets	1,159,758,360	527,366,676

NET ASSETS:

Beginning of period	7,100,544,197	6,573,177,521

End of period	$8,260,302,557	$7,100,544,197

(a) See page 23 for share class information on dividend distributions for the International Strategic Equities Portfolio.

See Notes to Financial Statements.

22	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

SCB Class	$(617,245)	$(581,765)

Advisor Class	(47,911,059)	(41,711,530)

Class Z	(7,797,580)	(9,505,846)

	$(56,325,884)	$(51,799,141)

	INTERNATIONAL SMALL CAP PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

SCB Class	$(1,572,194)	$(393,839)

Advisor Class	(24,109,922)	(7,822,705)

Class Z	(6,387,842)	(3,652,700)

	$(32,069,958)	$(11,869,244)

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23

Distributions to shareholders:

SCB Class	$(10,730,065)	$(12,438,246)

Advisor Class	(183,727,269)	(212,132,679)

Class Z	(33,647,922)	(59,947,567)

	$(228,105,256)	$(284,518,492)

See Notes to Financial Statements.

2024 Annual Report	23

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO SCB CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.00	$11.36	$15.26	$10.39	$10.78

Income from investment operations:

Investment income (loss), net (a)(b)	.05	.05	.02	(.02)	.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.94	1.51	(3.03)	4.93	(.39)

Contributions from affiliates	0	0	.00 (c)	0	0

Total from investment operations	2.99	1.56	(3.01)	4.91	(.37)

Less dividends and distributions:

Dividends from net investment income	(.06)	(.01)	0	(.04)	(.02)

Distributions from net realized gain on investment transactions	(.99)	(.91)	(.89)	0	0

Total dividends and distributions	(1.05)	(.92)	(.89)	(.04)	(.02)

Net asset value, end of period	$13.94	$12.00	$11.36	$15.26	$10.39

Total return (d)(e)	26.67% *	14.07%	(21.18)%	47.30%	(3.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,977	$7,156	$7,231	$10,119	$7,895

Average net assets (000 omitted)	$7,925	$7,774	$9,101	$9,893	$8,175

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.14%	1.14%	1.13%	1.14%	1.14%

Expenses, before waivers/reimbursements	1.15%	1.14%	1.13%	1.14%	1.14%

Net investment income (loss) (b)	.40%	.41%	.13%	(.17)%	.19%

Portfolio turnover rate	63%	43%	34%	40%	88%

See Footnote Summary on page 32.

See Notes to Financial Statements.

24	Bernstein Fund, Inc.

	SMALL CAP CORE PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.06	$11.42	$15.32	$10.43	$10.82

Income from investment operations

Investment income, net (a)(b)	.08	.08	.05	.01	.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.95	1.53	(3.05)	4.94	(.38)

Contributions from affiliates	0	0	.00 (c)	0	0

Total from investment operations	3.03	1.61	(3.00)	4.95	(.34)

Less dividends and distributions:

Dividends from net investment income	(.09)	(.06)	(.01)	(.06)	(.05)

Distributions from net realized gain on investment transactions	(.99)	(.91)	(.89)	0	0

Total dividends and distributions	(1.08)	(.97)	(.90)	(.06)	(.05)

Net asset value, end of period	$14.01	$12.06	$11.42	$15.32	$10.43

Total return (d)(e)	26.96% *	14.41%	(21.02)%	47.62%	(3.17)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$650,909	$550,219	$500,636	$702,514	$531,943

Average net assets (000 omitted)	$592,814	$558,487	$632,321	$687,421	$688,776

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.89%	.89%	.88%	.89%	.89%

Expenses, before waivers/reimbursements	.90%	.89%	.88%	.89%	.89%

Net investment income (b)	.64%	.66%	.38%	.07%	.43%

Portfolio turnover rate	63%	43%	34%	40%	88%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2024 Annual Report	25

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SMALL CAP CORE PORTFOLIO CLASS Z

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$12.05	$11.42	$15.31	$10.42	$10.82

Income from investment operations

Investment income, net (a)(b)	.08	.08	.05	.01	.05

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.95	1.52	(3.03)	4.95	(.39)

Contributions from affiliates	0	0	.00 (c)	0	0

Total from investment operations	3.03	1.60	(2.98)	4.96	(.34)

Less dividends and distributions:

Dividends from net investment income	(.09)	(.06)	(.02)	(.07)	(.06)

Distributions from net realized gain on investment transactions	(.99)	(.91)	(.89)	0	0

Total dividends and distributions	(1.08)	(.97)	(.91)	(.07)	(.06)

Net asset value, end of period	$14.00	$12.05	$11.42	$15.31	$10.42

Total return (d)(e)	26.99% *	14.34%	(20.95)%	47.70%	(3.23)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$82,280	$87,138	$111,941	$164,837	$116,488

Average net assets (000 omitted)	$80,699	$109,237	$144,065	$155,037	$182,516

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.88%	.88%	.87%	.87%	.87%

Expenses, before waivers/reimbursements	.89%	.88%	.87%	.87%	.87%

Net investment income (b)	.66%	.68%	.39%	.10%	.46%

Portfolio turnover rate	63%	43%	34%	40%	88%

See Footnote Summary on page 32.

See Notes to Financial Statements.

26	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO SCB CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.62	$8.90	$13.37	$10.40	$10.40

Income from investment operations:

Investment income, net (a)(b)	.24	.24	.22	.12	.10

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.36	1.55	(4.23)	2.96	.09

Total from investment operations	2.60	1.79	(4.01)	3.08	.19

Less dividends and distributions:

Dividends from net investment income	(.30)	(.07)	(.23)	(.11)	(.19)

Distributions from net realized gain on investment transactions	0	0	(.23)	0	0

Total dividends and distributions	(.30)	(.07)	(.46)	(.11)	(.19)

Net asset value, end of period	$12.92	$10.62	$8.90	$13.37	$10.40

Total return (d)	25.15% *	20.19% *	(31.01)%	29.79%	1.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$66,265	$55,201	$48,349	$72,116	$63,328

Average net assets (000 omitted)	$59,167	$56,324	$63,185	$72,063	$62,709

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.32%	1.34%	1.32%	1.32%	1.33%

Expenses, before waivers/reimbursements	1.33%	1.34%	1.32%	1.32%	1.34%

Net investment income (b)	2.05%	2.25%	1.87%	.94%	1.02%

Portfolio turnover rate	50%	50%	50%	48%	58%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2024 Annual Report	27

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL SMALL CAP PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.65	$8.93	$13.41	$10.42	$10.43

Income from investment operations

Investment income, net (a)(b)	.26	.27	.25	.15	.13

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.37	1.56	(4.23)	2.98	.08

Total from investment operations	2.63	1.83	(3.98)	3.13	.21

Less dividends and distributions:

Dividends from net investment income	(.33)	(.11)	(.27)	(.14)	(.22)

Distributions from net realized gain on investment transactions	0	0	(.23)	0	0

Total dividends and distributions	(.33)	(.11)	(.50)	(.14)	(.22)

Net asset value, end of period	$12.95	$10.65	$8.93	$13.41	$10.42

Total return (d)	25.41%	20.54%	(30.81)%	30.22%	1.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$917,374	$784,940	$655,455	$948,393	$748,799

Average net assets (000 omitted)	$838,987	$774,138	$856,686	$896,897	$750,872

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.07%	1.09%	1.07%	1.07%	1.09%

Expenses, before waivers/reimbursements	1.08%	1.09%	1.07%	1.07%	1.09%

Net investment income (b)	2.30%	2.51%	2.14%	1.22%	1.27%

Portfolio turnover rate	50%	50%	50%	48%	58%

See Footnote Summary on page 32.

See Notes to Financial Statements.

28	Bernstein Fund, Inc.

	INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.64	$8.93	$13.41	$10.42	$10.43

Income from investment operations

Investment income, net (a)(b)	.25	.24	.24	.15	.13

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.38	1.58	(4.22)	2.98	.08

Total from investment operations	2.63	1.82	(3.98)	3.13	.21

Less dividends and distributions:

Dividends from net investment income	(.33)	(.11)	(.27)	(.14)	(.22)

Distributions from net realized gain on investment transactions	0	0	(.23)	0	0

Total dividends and distributions	(.33)	(.11)	(.50)	(.14)	(.22)

Net asset value, end of period	$12.94	$10.64	$8.93	$13.41	$10.42

Total return (d)	25.42%	20.42%	(30.81)%	30.22%	1.91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$166,745	$206,437	$300,821	$502,324	$398,208

Average net assets (000 omitted)	$179,332	$288,501	$418,569	$478,856	$388,053

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08%	1.09%	1.07%	1.07%	1.08%

Expenses, before waivers/reimbursements	1.08%	1.09%	1.07%	1.07%	1.08%

Net investment income (b)	2.21%	2.29%	2.03%	1.22%	1.29%

Portfolio turnover rate	50%	50%	50%	48%	58%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2024 Annual Report	29

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO SCB CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$10.97	$9.58	$13.72	$11.58	$11.59

Income from investment operations:

Investment income, net (a)(b)	.26	.23	.36	.29	.16

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.70	1.56	(3.74)	1.98	.06

Contributions from affiliates	.00 (c)	0	0	0	0

Total from investment operations	2.96	1.79	(3.38)	2.27	.22

Less dividends and distributions:

Dividends from net investment income	(.33)	(.40)	(.30)	(.13)	(.23)

Distributions from net realized gain on investment transactions	0	0	(.46)	0	0

Total dividends and distributions	(.33)	(.40)	(.76)	(.13)	(.23)

Net asset value, end of period	$13.60	$10.97	$9.58	$13.72	$11.58

Total return (d)	27.71%	18.82%	(26.13)%	19.76%	1.81%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$436,717	$357,763	$312,692	$445,342	$172,253

Average net assets (000 omitted)	$399,057	$358,389	$402,301	$404,275	$171,155

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.92%	.96%	.94%	.95%	1.00%

Expenses, before waivers/reimbursements (f)	.95%	.96%	.94%	.95%	1.00%

Net investment income (b)	2.14%	2.05%	2.91%	2.13%	1.41%

Portfolio turnover rate	69%	92%	73%	86%	63%

See Footnote Summary on page 32.

See Notes to Financial Statements.

30	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO ADVISOR CLASS

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.00	$9.61	$13.76	$11.62	$11.63

Income from investment operations

Investment income, net (a)(b)	.30	.25	.39	.32	.19

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.69	1.58	(3.75)	1.99	.06

Contributions from affiliates	.00 (c)	0	0	0	0

Total from investment operations	2.99	1.83	(3.36)	2.31	.25

Less dividends and distributions:

Dividends from net investment income	(.36)	(.44)	(.33)	(.17)	(.26)

Distributions from net realized gain on investment transactions	0	0	(.46)	0	0

Total dividends and distributions	(.36)	(.44)	(.79)	(.17)	(.26)

Net asset value, end of period	$13.63	$11.00	$9.61	$13.76	$11.62

Total return (d)	27.95%	19.19%	(25.96)%	20.02%	2.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$6,925,658	$5,698,575	$4,928,516	$6,617,933	$2,510,243

Average net assets (000 omitted)	$6,370,009	$5,656,249	$6,230,863	$5,755,397	$2,529,235

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.67%	.71%	.69%	.70%	.75%

Expenses, before waivers/reimbursements (f)	.70%	.71%	.70%	.70%	.75%

Net investment income (b)	2.41%	2.30%	3.19%	2.39%	1.65%

Portfolio turnover rate	69%	92%	73%	86%	63%

See Footnote Summary on page 32.

See Notes to Financial Statements.

2024 Annual Report	31

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.02	$9.62	$13.78	$11.63	$11.64

Income from investment operations

Investment income, net (a)(b)	.27	.24	.37	.30	.19

Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	2.72	1.59	(3.74)	2.02	.05

Contributions from affiliates	.00 (c)	0	0	0	0

Total from investment operations	2.99	1.83	(3.37)	2.32	.24

Less dividends and distributions:

Dividends from net investment income	(.36)	(.43)	(.33)	(.17)	(.25)

Distributions from net realized gain on investment transactions	0	0	(.46)	0	0

Total dividends and distributions	(.36)	(.43)	(.79)	(.17)	(.25)

Net asset value, end of period	$13.65	$11.02	$9.62	$13.78	$11.63

Total return (d)	27.88%	19.25%	(26.01)%	20.07%	2.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$897,928	$1,044,206	$1,331,970	$2,100,301	$1,349,824

Average net assets (000 omitted)	$948,309	$1,325,072	$1,811,737	$2,067,177	$1,331,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (f)	.69%	.73%	.71%	.71%	.76%

Expenses, before waivers/reimbursements (f)	.72%	.73%	.71%	.71%	.76%

Net investment income (b)	2.23%	2.16%	3.03%	2.26%	1.65%

Portfolio turnover rate	69%	92%	73%	86%	63%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Small Cap Core Portfolio for the year ended September 30, 2021 by 0.01%.
(f)	The expense ratios, excluding interest expense are:

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20
International Strategic
Equities Portfolio
SCB Class
Net of waivers/reimbursements	.92%	.96%	.94%	.95%	1.00%
Before waivers/reimbursements	.95%	.96%	.94%	.95%	1.00%
Advisor Class
Net of waivers/reimbursements	.67%	.71%	.69%	.70%	.75%
Before waivers/reimbursements	.70%	.71%	.70%	.70%	.75%
Class Z
Net of waivers/reimbursements	.69%	.72%	.71%	.71%	.76%
Before waivers/reimbursements	.72%	.72%	.71%	.71%	.76%

*	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

32	Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of three portfolios: Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”).

The Fund’s Portfolios offer the following share classes: SCB Class, Advisor Class and Class Z. Class Z shares are currently offered exclusively to registered investment companies (or their series) managed by AllianceBernstein L.P. (the “Adviser”). Each Portfolio has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial

2024 Annual Report	33

Notes to Financial Statements (continued)

statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

34	Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of September 30, 2024:

SMALL CAP CORE PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$733,761,712	$0		$0	$733,761,712

Short-Term Investments	5,312,199	0		0	5,312,199

Total Investments in Securities	739,073,911	0		0	739,073,911

Other Financial Instruments (b):
Assets:

Futures	768,136	0		0	768,136	(c)

Liabilities	0	0		0	0

Total	$739,842,047	$0		$0	$739,842,047

INTERNATIONAL SMALL CAP PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Industrials	$44,726,326	$208,211,081		$0	$252,937,407

Consumer Discretionary	34,939,770	122,927,200		0	157,866,970

Financials	18,206,405	118,531,778		0	136,738,183

Information Technology	841,173	127,132,411		0	127,973,584

Materials	43,031,222	65,528,421		0	108,559,643

Communication Services	15,851,850	70,334,611		0	86,186,461

Health Care	18,814,539	48,640,198		0	67,454,737

Energy	23,100,582	43,748,541		0	66,849,123

Real Estate	12,592,520	37,151,913		0	49,744,433

Consumer Staples	7,655,163	32,026,176		0	39,681,339

Utilities	15,602,637	9,426,726		0	25,029,363

Rights	0	105,524		0	105,524

Short-Term Investments	25,994,586	0		0	25,994,586

Total Investments in Securities	261,356,773	883,764,580	(d)	0	1,145,121,353

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	2,792,116		0	2,792,116

Liabilities:

Forward Currency Exchange Contracts	0	(4,307,603)		0	(4,307,603)

Total	$261,356,773	$882,249,093		$0	$1,143,605,866

2024 Annual Report	35

Notes to Financial Statements (continued)

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL

Assets:
Common Stocks:

Financials	$0	$1,912,141,439		$0	$1,912,141,439

Industrials	82,567,393	1,410,946,579		0	1,493,513,972

Information Technology	0	1,155,763,783		0	1,155,763,783

Consumer Discretionary	135,875,701	812,570,661		0	948,446,362

Health Care	0	858,986,608		0	858,986,608

Communication Services	0	427,568,471		0	427,568,471

Consumer Staples	244,720,465	158,852,181		0	403,572,646

Energy	121,324,989	275,963,528		0	397,288,517

Materials	195,162,983	71,364,657		0	266,527,640

Utilities	45,456,380	93,222,059		0	138,678,439

Real Estate	0	115,837,989		0	115,837,989

Short-Term Investments	108,507,267	0		0	108,507,267

Total Investments in Securities	933,615,178	7,293,217,955	(d)	0	8,226,833,133

Other Financial Instruments (b):

Assets:

Forward Currency Exchange Contracts	0	37,346,953		0	37,346,953

Liabilities:

Forward Currency Exchange Contracts	0	(46,098,545)		0	(46,098,545)

Total	$933,615,178	$7,284,466,363		$0	$8,218,081,541

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(d)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note 1.A.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

36	Bernstein Fund, Inc.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code. The International Small Cap Portfolio and International Strategic Equities Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2017 through 2022. These filings are subject to various administrative and judicial proceedings within these countries. For the year ended September 30, 2024, the International Small Cap and International Strategic Equities Portfolios successfully recovered taxes withheld by France, Poland and Sweden which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2024, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

G.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

2024 Annual Report	37

Notes to Financial Statements (continued)

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

Permanent differences have no effect on net assets. The effects of such permanent differences on each Portfolio, due to the utilization of earnings and profits distributed to shareholders on redemption of shares and contributions from affiliates which are reflected as adjustments to the components of net assets as of September 30, 2024, as shown below:

PORTFOLIO	INCREASE (DECREASE) TO ADDITIONAL PAID-IN CAPITAL	INCREASE (DECREASE) TO DISTRIBUTABLE EARNINGS/ ACCUMULATED LOSS
Small Cap Core	$4,742,530	$(4,742,530)

International Small Cap	85,028	(85,028)

International Strategic Equities	(79,258)	79,258

H.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annualized rate as follows:

Small Cap Core Portfolio: 0.80% of the Portfolio’s average daily net assets.

International Small Cap Portfolio: 1.00% of the Portfolio’s average daily net assets.

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
	FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
International Strategic Equities	0.75%	0.65%	0.60%

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolios may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

PORTFOLIO	SCB CLASS	ADVISOR CLASS	CLASS Z
Small Cap Core	1.30%	1.05%	1.05%

International Small Cap	1.35%	1.10%	1.10%

The Expense Caps described above for Small Cap Core and International Small Cap may not be terminated by the Adviser before January 28, 2025. During the year ended September 30, 2024, there were no such reimbursement/waivers.

38	Bernstein Fund, Inc.

At a meeting held on October 25-26, 2023, the Board approved a voluntary advisory fee waiver for the International Strategic Equities Portfolio of 0.025% of the Portfolio’s average daily net assets. The fee waiver was effective as of November 1, 2023; at a meeting held on October 23-24, 2024, the Board voted to extend the voluntary advisory fee waiver until May 8, 2025, when the Advisory Agreement will next be reviewed by the Board. For the year ended September 30, 2024, such waivers amounted to $1,786,304.

During the year ended September 30, 2024, the Adviser reimbursed the International Strategic Equities Portfolio $26,108 for trading losses incurred due to trade entry errors and $53,150 for trading losses incurred due to NAV errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.25% of the average daily net assets of SCB Class Shares.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the year ended September 30, 2024, the compensation retained by ABIS amounted to: Small Cap Core Portfolio, $187,534; International Small Cap Portfolio, $168,719; and International Strategic Equities Portfolio, $402,480.

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., (the “Retail Distributor”), to permit the Retail Distributor to distribute the Portfolios’ Advisor Class and Class Z shares, as applicable, and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of the Portfolios’ Class A and Class C shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 under the under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”). Advisor Class shares and Class Z shares are not subject to Rule 12b-1 asset-based sales charges.

E.	Investments in Affiliated Issuers

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”), advised by the Adviser, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense.

2024 Annual Report	39

Notes to Financial Statements (continued)

For the year ended September 30, 2024, such waivers amounted to:

PORTFOLIO	AMOUNT
Small Cap Core	$7,855

International Small Cap	24,349

International Strategic Equities	135,150

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the year ended September 30, 2024 is as follows:

PORTFOLIO	MARKET VALUE 9/30/23 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 9/30/24 (000)	DIVIDEND INCOME (000)
Small Cap Core	$0	$158,202	$152,890	$5,312	$269

International Small Cap	7,580	206,863	188,448	25,995	907

International Strategic Equities	80,789	1,875,623	1,847,905	108,507	5,027

F.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who will retire prior to their initial anticipated retirement date. These Directors will receive a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser has agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit, which is included in Receivable due from Adviser and Directors’ fees payable on the statement of assets and liabilities, and is expected to be paid prior to December 31, 2024.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the year ended September 30, 2024, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Small Cap Core	$429,115,576	$0	$473,124,725	$0

International Small Cap	527,622,873	0	652,793,581	0

International Strategic Equities	5,246,107,392	0	5,724,325,291	0

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

PORTFOLIO	COST	GROSS UNREALIZED		NET UNREALIZED APPRECIATION (DEPRECIATION)
		APPRECIATION	(DEPRECIATION)
Small Cap Core	$585,095,009	$183,498,365	$(29,519,462)	$153,978,903

International Small Cap	954,019,139	242,040,958	(50,649,450)	191,391,508

International Strategic Equities	6,449,518,508	1,835,608,603	(53,088,964)	1,782,519,639

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

40	Bernstein Fund, Inc.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2024, the Small Cap Core Portfolio held futures for hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the year ended September 30, 2024, the International Small Cap Portfolio and International Strategic Equities Portfolio held forward currency exchange contracts for hedging purposes.

2024 Annual Report	41

Notes to Financial Statements (continued)

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the year ended September 30, 2024, the Portfolios had entered into the following derivatives:

SMALL CAP CORE PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Equity contracts	Receivable for variation margin on futures	$768,136	*

Total		$768,136

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$4,875,984	$1,508,344

Total		$4,875,984	$1,508,344

INTERNATIONAL SMALL CAP PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,792,116	Unrealized depreciation on forward currency exchange contracts	$4,307,603

Total		$2,792,116		$4,307,603

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$6,226,677	$(3,014,182)

Total		$6,226,677	$(3,014,182)

42	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$37,346,953	Unrealized depreciation on forward currency exchange contracts	$46,098,545

Total		$37,346,953		$46,098,545

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$122,041,898	$(95,601,326)

Total		$122,041,898	$(95,601,326)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the year ended September 30, 2024:

SMALL CAP CORE PORTFOLIO
Futures:

Average notional amount of buy contracts	$33,382,160

INTERNATIONAL SMALL CAP PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$186,114,344

Average principal amount of sale contracts	$202,917,495

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$3,010,532,537

Average principal amount of sale contracts	$3,016,578,057

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of September 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

2024 Annual Report	43

Notes to Financial Statements (continued)

BERNSTEIN INTERNATIONAL SMALL CAP PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Australia and New Zealand Banking Group Ltd.	$17,680	$0	$0	$0	$17,680

Bank of America, NA	854,321	(854,321)	0	0	0

Barclays Bank PLC	326,267	(326,267)	0	0	0

BNP Paribas SA	88,045	(88,045)	0	0	0

Citibank, NA	228,404	(228,404)	0	0	0

Goldman Sachs Bank USA	69,532	(69,532)	0	0	0

HSBC Bank USA	91,158	(91,158)	0	0	0

JPMorgan Chase Bank, NA	43,417	(43,417)	0	0	0

Morgan Stanley Capital Services, Inc.	980,405	(358,722)	0	0	621,683

State Street Bank & Trust Co.	52,107	(10,757)	0	0	41,350

UBS AG	40,780	(40,780)	0	0	0

Total	$2,792,116	$(2,111,403)	$0	$0	$680,713	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$1,238,057	$(854,321)	$0	$0	$383,736

Barclays Bank PLC	1,099,812	(326,267)	(667,000)	0	106,545

BNP Paribas SA	106,294	(88,045)	0	0	18,249

Citibank, NA	295,495	(228,404)	0	0	67,091

Goldman Sachs Bank USA	133,016	(69,532)	0	0	63,484

HSBC Bank USA	110,597	(91,158)	0	0	19,439

JPMorgan Chase Bank, NA	612,007	(43,417)	0	0	568,590

Morgan Stanley Capital Services, Inc.	358,722	(358,722)	0	0	0

Standard Chartered Bank	250,324	0	0	0	250,324

State Street Bank & Trust Co.	10,757	(10,757)	0	0	0

UBS AG	92,522	(40,780)	0	0	51,742

Total	$4,307,603	$(2,111,403)	$(667,000)	$0	$1,529,200	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

44	Bernstein Fund, Inc.

INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America, NA	$1,431,217	$(1,431,217)	$0	$0	$0

Barclays Bank PLC	2,926,896	(2,811,143)	(115,753)	0	0

BNP Paribas SA	5,137,014	0	(390,000)	0	4,747,014

Citibank, NA	2,673,565	(2,673,565)	0	0	0

Goldman Sachs Bank USA	515,193	(328,231)	0	0	186,962

HSBC Bank USA	3,230,459	(3,230,459)	0	0	0

JPMorgan Chase Bank, NA	2,213,448	(2,213,448)	0	0	0

Morgan Stanley Capital Services, Inc.	4,467,700	(4,467,700)	0	0	0

NatWest Markets PLC	99,463	(8,966)	0	0	90,497

Societe Generale	235,030	0	0	0	235,030

Standard Chartered Bank	6,656,404	0	0	0	6,656,404

State Street Bank & Trust Co.	5,999,592	(540,777)	0	(4,406,770)	1,052,045

UBS AG	1,760,972	(562,662)	(600,000)	0	598,310

Total	$37,346,953	$(18,268,168)	$(1,105,753)	$(4,406,770)	$13,566,262	^

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America, NA	$1,637,433	$(1,431,217)	$0	$0	$206,216

Barclays Bank PLC	2,811,143	(2,811,143)	0	0	0

Citibank, NA	4,003,350	(2,673,565)	(755,000)	0	574,785

Deutsche Bank AG	262,351	0	0	0	262,351

Goldman Sachs Bank USA	328,231	(328,231)	0	0	0

HSBC Bank USA	5,239,645	(3,230,459)	0	0	2,009,186

JPMorgan Chase Bank, NA	15,238,199	(2,213,448)	0	0	13,024,751

Morgan Stanley Capital Services, Inc.	15,465,788	(4,467,700)	(10,998,088)	0	0

NatWest Markets PLC	8,966	(8,966)	0	0	0

State Street Bank & Trust Co.	540,777	(540,777)	0	0	0

UBS AG	562,662	(562,662)	0	0	0

Total	$46,098,545	$(18,268,168)	$(11,753,088)	$0	$16,077,289	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be

2024 Annual Report	45

Notes to Financial Statements (continued)

more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE 4.	Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

PORTFOLIO	2024	2023
Small Cap Core

Distributions paid from:

Ordinary income	$4,818,683	$3,283,811

Long-term capital gains	51,507,201	48,515,330

Total distributions paid	$56,325,884	$51,799,141

International Small Cap

Distributions paid from:

Ordinary income	$32,069,958	$11,869,244

Long-term capital gains	0	0

Total distributions paid	$32,069,958	$11,869,244

International Strategic Equities

Distributions paid from:

Ordinary income	$228,105,256	$284,518,492

Long-term capital gains	0	0

Total distributions paid	$228,105,256	$284,518,492

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(a)	UNREALIZED APPRECIATION/ (DEPRECIATION)(b)	TOTAL ACCUMULATED EARNINGS/ (DEFICIT)
Small Cap Core	$13,401,264	$68,049,163	$0	$153,978,903	$235,429,330

International Small Cap	27,823,860	0	(9,292,429)	187,361,674	205,893,105

International Strategic Equities	184,529,203	0	(554,211,894)	1,780,863,144	1,411,180,453

(a)

As of September 30, 2024 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2024 International Small Cap Portfolio, and International Strategic Equities Portfolio utilized capital loss carryforwards of $55,787,472, and $342,754,850, respectively.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

46	Bernstein Fund, Inc.

As of September 30, 2024, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Small Cap Core	$0	$0

International Small Cap	9,292,429	0

International Strategic Equities	554,211,894	0

NOTE 5.	Risks Involved in Investing in the Portfolios

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Sector Risk—The Portfolios may have more risk because of concentrated investments in a particular market sector, such as the financials, consumer discretionary, information technology or industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolios’ investments.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty, and these risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster. In addition, the value of the Portfolios’ investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

2024 Annual Report	47

Notes to Financial Statements (continued)

Market Risk—The Portfolios are subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors. In the past decade, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. These market conditions may recur from time to time and have an adverse impact on various securities markets. Governmental and quasi-governmental authorities and regulators throughout the world have provided significant support to financial markets in response to serious economic disruptions, including, but not limited to, buying stocks, providing direct capital infusions into companies, implementing new monetary programs, dramatically changing interest rates and through other market interventions. Government actions to support the economy and financial markets have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen. The Federal Reserve, as well as certain foreign central banks have recently raised interest rates as part of their efforts to address rising inflation, and there is a risk that interest rates will continue to rise. Central bank, government or regulatory actions, including increases or decreases in interest rates, or actions that are inconsistent with such actions by different central banks, governments or regulators, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolios invest. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could: increase the risk that the U.S. government may default on payments on certain U.S. government securities; cause the credit rating of the U.S. government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolios, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolios’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Additionally, the Chinese government is involved in a territorial dispute with Taiwan; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken

48	Bernstein Fund, Inc.

a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolios) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolios from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The continued disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources. The prices of securities of small-mid-capitalization companies generally are more volatile than those of large- capitalization companies and are more likely to be adversely affected than large- capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The Portfolios may seek to focus on different investment disciplines or factors at different times as a means to achieve their investment objectives. In the event that the investment disciplines or factors to which the Portfolios have greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolios’ returns may be negatively affected.

Derivatives Risk—The Portfolios may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

2024 Annual Report	49

Notes to Financial Statements (continued)

Real Estate Related Securities Risk—Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in Real Estate Investment Trusts (“REITs”) also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other registered funds advised by the Adviser and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their net asset value. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

50	Bernstein Fund, Inc.

NOTE 6.	Capital-Share Transactions

The Fund has authorized 27 billion shares of common stock, par value $0.0001 per share. Each SCB Class, Advisor Class and Class Z of the Portfolios is allocated 1 billion shares. The balance of the authorized shares has been allocated to share classes that are currently not offered.

Share transactions for each Portfolio for the years ended September 30, 2024 and September 30, 2023, were as follows:

	SMALL CAP CORE PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
SCB Class Shares

Shares sold	90,346	12,604	$1,144,572	$150,293

Shares issued to shareholders on reinvestment of dividends and distributions	49,516	37,241	572,404	435,727

Shares redeemed	(92,244)	(90,094)	(1,161,983)	(1,107,477)

Net increase (decrease)	47,618	(40,249)	$554,993	$(521,457)

Advisor Class Shares

Shares sold	4,806,006	4,413,420	$61,400,568	$53,305,142

Shares issued to shareholders on reinvestment of dividends and distributions	3,899,998	3,109,329	45,239,977	36,472,428

Shares redeemed	(7,886,253)	(5,716,608)	(99,722,846)	(69,627,489)

Net increase	819,751	1,806,141	$6,917,699	$20,150,081

Class Z Shares

Shares sold	108,226	116,497	$1,342,000	$1,377,000

Shares issued to shareholders on reinvestment of dividends and distributions	672,785	811,079	7,797,579	9,505,845

Shares redeemed	(2,136,647)	(3,501,777)	(26,651,135)	(41,456,291)

Net decrease	(1,355,636)	(2,574,201)	$(17,511,556)	$(30,573,446)

2024 Annual Report	51

Notes to Financial Statements (continued)

	INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
SCB Class Shares

Shares sold	487,931	274,814	$5,627,204	$2,873,948

Shares issued to shareholders on reinvestment of dividends and distributions	110,631	29,013	1,166,056	294,487

Shares redeemed	(665,685)	(538,205)	(7,611,879)	(5,682,229)

Net decrease	(67,123)	(234,378)	$(818,619)	$(2,513,794)

Advisor Class Shares

Shares sold	6,494,694	10,853,794	$73,505,317	$115,354,061

Shares issued to shareholders on reinvestment of dividends and distributions	1,727,680	591,756	18,209,750	6,006,321

Shares redeemed	(11,096,374)	(11,106,167)	(127,046,047)	(116,447,213)

Net increase (decrease)	(2,874,000)	339,383	$(35,330,980)	$4,913,169

Class Z Shares

Shares sold	1,489,477	82,797	$16,622,570	$900,000

Shares issued to shareholders on reinvestment of dividends and distributions	606,633	359,872	6,387,841	3,652,700

Shares redeemed	(8,611,693)	(14,740,924)	(95,761,587)	(160,120,106)

Net decrease	(6,515,583)	(14,298,255)	$(72,751,176)	$(155,567,406)

52	Bernstein Fund, Inc.

	INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO

	SHARES		AMOUNT

	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23
SCB Class Shares

Shares sold	3,105,392	4,021,047	$39,008,517	$44,546,301

Shares issued to shareholders on reinvestment of dividends and distributions	718,092	849,321	7,884,642	8,960,335

Shares redeemed	(4,315,395)	(4,915,105)	(53,580,206)	(52,889,990)

Net decrease	(491,911)	(44,737)	$(6,687,047)	$616,646

Advisor Class Shares

Shares sold	43,486,640	78,940,722	$530,432,577	$872,954,387

Shares issued to shareholders on reinvestment of dividends and distributions	12,445,632	15,155,312	136,777,499	159,888,547

Shares redeemed	(66,009,850)	(88,834,612)	(808,724,938)	(955,059,994)

Net increase (decrease)	(10,077,578)	5,261,422	$(141,514,862)	$77,782,940

Class Z Shares

Shares sold	0	1,462,052	$0	$16,547,633

Shares issued to shareholders on reinvestment of dividends and distributions	3,058,902	5,671,482	33,647,920	59,947,564

Shares redeemed	(32,089,074)	(50,753,206)	(382,109,834)	(576,986,550)

Net decrease	(29,030,172)	(43,619,672)	$(348,461,914)	$(500,491,353)

At September 30, 2024, certain AllianceBerstein mutual funds owned 11%, 14% and 11% of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio, respectively, in aggregate of the Portfolios’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolios’ performance.

NOTE 7.	Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

2024 Annual Report	53

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Bernstein Fund, Inc. and Shareholders of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Small Cap Core Portfolio, International Small Cap Portfolio and International Strategic Equities Portfolio (constituting Bernstein Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 25, 2024

We have served as the auditor of one or more investment companies in the AB Group of Mutual Funds since at least 1985. We have not been able to determine the specific year we began serving as auditor.

54	Bernstein Fund, Inc.

2024 Federal Tax Information (Unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended September 30, 2024. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualify for the dividends received deduction.

PORTFOLIO	DIVIDENDS RECEIVED DEDUCTION % (CORPORATE SHAREHOLDERS)

Small Cap Core	86.63%

For the taxable year ended September 30, 2024, each Portfolio designates the following amounts as the maximum amount that may be considered qualified dividend income for individual shareholders.

PORTFOLIO	QUALIFIED DIVIDEND INCOME
Small Cap Core	$4,187,829

International Small Cap	30,766,568

International Strategic Equities	56,175,007

Certain Portfolios intend to make an election to pass through foreign taxes paid by the Portfolios to their shareholders. For the taxable year ended September 30, 2024, the maximum amounts of foreign taxes that may be passed through and the foreign source income for information reporting purposes is as follows:

PORTFOLIO	FOREIGN TAXES TO PASS THROUGH (CORPORATE SHAREHOLDERS)	FOREIGN SOURCE INCOME (FOREIGN SHAREHOLDERS)
International Small Cap	$5,945,662	$31,557,107

International Strategic Equities	25,083,005	59,245,545

For the taxable year ended September 30, 2024, the long-term capital gain distribution is as follows:

PORTFOLIO	LONG-TERM CAPITAL GAIN DISTRIBUTIONS

Small Cap Core	$51,507,201

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

2024 Annual Report	55

Board Consideration of Investment Management Arrangement

Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of the International Strategic Equities Portfolio, International Small Cap Portfolio, and Small Cap Core Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”) (the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in-person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business

56	Bernstein Fund, Inc.

judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Board noted that the contractual advisory fees of the International Strategic Equities Portfolio and the Small Cap Core Portfolio were below the median for each Portfolio’s respective peer group, and that the total expense ratio of each of these Portfolios was below the peer group median in the ISS report. The Board also noted that the contractual advisory fee of the International Small Cap Portfolio was above the median and within the fourth quintile of that Portfolio’s peer group and that Portfolio’s total expense ratio was only slightly above the peer group median in the ISS report. The Board considered the Adviser’s explanation that the contractual advisory fee of the International Small Cap Portfolio was reasonable based on the research-intensive nature of the Portfolio and the fact that third party research providers generally do not provide coverage for many international small cap names. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

The Board also considered the fee waivers and/or expense caps applicable to the International Small Cap Portfolio and the Small Cap Core Portfolio, and that, at the request of the Board, the Adviser had agreed to continue a fee waiver applicable to the International Strategic Equities Portfolio for an additional year but noted that, if performance of the Portfolio continues to improve, the Adviser would expect to propose the elimination of the waiver as of May 2025 (in connection with the Board’s review of the advisory agreement).

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s agreement to fee waivers and/or expense caps applicable to the Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year and 5-year periods ended July 31, 2024 and

2024 Annual Report	57

Board Consideration of Investment Management Arrangement (continued)

versus each Portfolio’s benchmark index for the 1-year, 3-year, 5-year and since inception for the relevant periods, as well as the most recently available Morningstar rating for the Portfolios. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

The Directors noted that each Portfolio had outperformed its benchmark for the one-year period ended July 31, 2024. Where the Portfolios had underperformed their benchmark indices or peer groups for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance. In particular, for International Strategic Equities Portfolio, the Board noted that the Adviser had recently appointed an additional portfolio manager, and that performance for the Portfolio for the one-year period ended July 31, 2024, had been in the first quintile in comparison to the Portfolio’s peer group. For the International Small Cap Portfolio, the Board noted that the Portfolio’s recent performance had also improved and was above median of its peer group for the one year period ended July 31, 2024.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint

58	Bernstein Fund, Inc.

arrangements as currently in effect for the International Strategic Equities Portfolio, the fact that the International Small Cap and Small Cap Core Portfolios are research-intensive and may be capacity-constrained, and expense caps and waivers applying to the Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis). The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
International Strategic Equities	0.75% on the first $2.5 billion; 0.65% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.60% of assets in excess of $5 billion

International Small Cap	1.00% of assets.

Small Cap Core	0.80% of assets.

2024 Annual Report	59

Distributor

BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST NEW YORK, NY 10001

(212) 756-4097

ISCEC-0151-0924

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

International Strategic Equities

At a Special Meeting held on July 18, 2024, shareholders of the International Strategic Equities Portfolio (the “Fund”), a series of Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	299,185,456.118	1,657,466.930	0	N/A
Alexander Chaloff	299,149,742.345	1,693,180.703	0	N/A
R. Jay Gerken	298,937,057.591	1,905,865.457	0	N/A
Jeffrey R. Holland	299,018,706.033	1,824,217.015	0	N/A
Jeanette W. Loeb	298,867,291.841	1,975,631.207	0	N/A
Carol C. McMullen	299,007,032.784	1,835,890.264	0	N/A
Garry L. Moody	299,085,552.451	1,757,370.597	0	N/A
Emilie D. Wrapp	299,194,241.610	1,648,681.438	0	N/A

International Small Cap

At a Special Meeting held on July 18, 2024, shareholders of the International Small Cap Portfolio (the “Fund”), a series of Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	299,185,456.118	1,657,466.930	0	N/A
Alexander Chaloff	299,149,742.345	1,693,180.703	0	N/A
R. Jay Gerken	298,937,057.591	1,905,865.457	0	N/A
Jeffrey R. Holland	299,018,706.033	1,824,217.015	0	N/A
Jeanette W. Loeb	298,867,291.841	1,975,631.207	0	N/A
Carol C. McMullen	299,007,032.784	1,835,890.264	0	N/A
Garry L. Moody	299,085,552.451	1,757,370.597	0	N/A
Emilie D. Wrapp	299,194,241.610	1,648,681.438	0	N/A

Small Cap Core

At a Special Meeting held on July 18, 2024, shareholders of the Small Cap Core Portfolio (the “Fund”), a series of Bernstein Fund, Inc., elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Perry and Messrs. Kristol and Peterson will retire as Directors effective December 31, 2024. Shareholders of the Fund elected six individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Messrs. Gerken and Holland. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	299,185,456.118	1,657,466.930	0	N/A
Alexander Chaloff	299,149,742.345	1,693,180.703	0	N/A
R. Jay Gerken	298,937,057.591	1,905,865.457	0	N/A
Jeffrey R. Holland	299,018,706.033	1,824,217.015	0	N/A
Jeanette W. Loeb	298,867,291.841	1,975,631.207	0	N/A
Carol C. McMullen	299,007,032.784	1,835,890.264	0	N/A
Garry L. Moody	299,085,552.451	1,757,370.597	0	N/A
Emilie D. Wrapp	299,194,241.610	1,648,681.438	0	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: November 29, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: November 29, 2024